UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:	SCHEDULE OF INVESTMENTS

Investment Portfolio - March 31, 2010 (unaudited)

Financial Services Series	Shares	Value
COMMON STOCKS - 94.4%

Consumer Discretionary - 2.5%
Media - 2.5%
The McGraw-Hill Companies, Inc.	101,000	$3,600,650

Financials - 73.2%
Capital Markets - 18.0%
The Bank of New York Mellon Corp.[1]	194,000	5,990,720
Credit Suisse Group AG - ADR (Switzerland)	24,300	1,248,534
Federated Investors, Inc. - Class B	194,000	5,117,720
GAM Holding Ltd. (Switzerland)	188,000	2,308,991
The Goldman Sachs Group, Inc.	23,000	3,924,490
Legg Mason, Inc.	87,000	2,494,290
Northern Trust Corp.	54,000	2,984,040
State Street Corp.	31,000	1,399,340

		25,468,125

Commercial Banks - 14.2%
Barclays plc - ADR (United Kingdom)	66,000	1,435,500
First Commonwealth Financial Corp.	536,000	3,596,560
HSBC Holdings plc - ADR (United Kingdom)	67,000	3,396,230
ICICI Bank Ltd. - ADR (India)	69,660	2,974,482
KeyCorp.	370,000	2,867,500
Societe Generale - ADR (France)[2]	89,000	1,118,730
U.S. Bancorp	56,000	1,449,280
Wilmington Trust Corp.	199,000	3,297,430

		20,135,712

Consumer Finance - 2.7%
American Express Co.	63,000	2,599,380
Discover Financial Services	83,000	1,236,700

		3,836,080

Diversified Financial Services - 13.2%
Bank of America Corp.	82,000	1,463,700
Deutsche Boerse AG (Germany)	37,000	2,742,591
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	42,400	2,110,322
JPMorgan Chase & Co.	151,000	6,757,250
Moody’s Corp.	191,000	5,682,250

		18,756,113

Insurance - 18.1%
Allianz SE (Germany)	32,500	4,074,901
The Allstate Corp.	82,000	2,649,420
Brown & Brown, Inc.	120,000	2,150,400
Principal Financial Group, Inc.	50,000	1,460,500
The Progressive Corp.	373,000	7,120,570

Investment Portfolio - March 31, 2010 (unaudited)

Financial Services Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Willis Group Holdings plc (United Kingdom)	164,000	$5,131,560
Zurich Financial Services AG (Switzerland)	11,900	3,050,616

		25,637,967

Real Estate Investment Trusts (REITS) - 2.1%
Corporate Office Properties Trust	76,000	3,049,880

Thrifts & Mortgage Finance - 4.9%
First Niagara Financial Group, Inc.	198,000	2,815,560
NewAlliance Bancshares, Inc.	196,000	2,473,520
People’s United Financial, Inc.	106,000	1,657,840

		6,946,920

Total Financials		103,830,797

Industrials - 2.0%
Professional Services - 2.0%
Equifax, Inc.	79,000	2,828,200

Information Technology - 16.7%
IT Services - 16.7%
Automatic Data Processing, Inc.	118,550	5,271,919
Cielo S.A. (Brazil)	455,000	4,321,393
Paychex, Inc.	128,000	3,929,600
Redecard S.A. (Brazil)	268,000	4,958,079
The Western Union Co.	305,000	5,172,800

Total Information Technology		23,653,791

TOTAL COMMON STOCKS (Identified Cost $123,854,294)		133,913,438

SHORT-TERM INVESTMENTS - 5.4%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.07%
(Identified Cost $7,608,051)	7,608,051	7,608,051

TOTAL INVESTMENTS - 99.8% (Identified Cost $131,462,345)		141,521,489
OTHER ASSETS, LESS LIABILITIES - 0.2%		350,481

NET ASSETS - 100%		$141,871,970

ADR	- American Depository Receipt
[1]	The Bank of New York Mellon Corp. is the Series’ custodian.
[2]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[3]	Rate shown is the current yield as of March 31, 2010.

Investment Portfolio - March 31, 2010 (unaudited)

Financial Services Series

Federal Tax Information:

On March 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$131,634,345
Unrealized appreciation	$12,953,375
Unrealized depreciation	(3,066,231)

Net unrealized appreciation	$9,887,144

Fair Valuation Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	3/31/10	Level 1	Level 2	Level 3
Equity securities*	$133,913,438	$132,794,708	$1,118,730	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	7,608,051	7,608,051	—	—
Other financial instruments**	—	—	—	—

Total	$141,521,489	$140,402,759	$1,118,730	$—

Investment Portfolio - March 31, 2010 (unaudited)

Financial Services Series

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument. As of March 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or March 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2010 (unaudited)

Life Sciences Series	Shares	Value

COMMON STOCKS - 91.7%

Financials - 0.0%**
Insurance - 0.0%**
Avalon HealthCare Holdings, Inc.*[1,2,3,4]	38,359	$—

Health Care - 91.7%
Biotechnology - 10.1%
Amgen, Inc.*	145,770	8,711,215
Basilea Pharmaceutica AG (Switzerland)*	42,402	3,287,522
Celera Corp.*	1,731,750	12,295,425
Sinovac Biotech Ltd. (China)*	920,000	5,437,200

		29,731,362

Health Care Equipment & Supplies - 46.4%
Ansell, Ltd. (Australia)	918,000	10,226,769
Cochlear Ltd. (Australia)	141,230	9,440,043
Covidien plc (Ireland)	148,601	7,471,658
DENTSPLY International, Inc.	307,000	10,698,950
DexCom, Inc.*	575,000	5,594,750
Gen-Probe, Inc.*	246,000	12,300,000
HeartWare International, Inc.*	19,869	883,574
Hologic, Inc.*	310,000	5,747,400
Insulet Corp.*	5,600	84,504
Inverness Medical Innovations, Inc.*	216,000	8,430,480
Inverness Medical Innovations, Inc.*[3,5]	122,000	4,761,660
Mindray Medical International Ltd. - ADR (China)	258,230	9,404,737
Nobel Biocare Holding AG (Switzerland)	242,000	6,472,306
OraSure Technologies, Inc.*	1,034,030	6,131,798
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	1,708,000	7,127,437
Sirona Dental Systems, Inc.*	223,000	8,480,690
Straumann Holding AG (Switzerland)	32,717	8,145,118
Teleflex, Inc.	98,100	6,285,267
Zoll Medical Corp.*	355,000	9,357,800

		137,044,941

Health Care Providers & Services - 20.7%
Aetna, Inc.	138,000	4,845,180
AMN Healthcare Services, Inc.*	546,300	4,807,440
Bio-Reference Laboratories, Inc.*	140,000	6,155,800
CIGNA Corp.	125,000	4,572,500
Cross Country Healthcare, Inc.*	193,300	1,954,263
Diagnosticos da America S.A. (Brazil)*	772,000	6,724,368
Sonic Healthcare Ltd. (Australia)	910,000	11,999,834
UnitedHealth Group, Inc.	126,000	4,116,420
VCA Antech, Inc.*	414,000	11,604,420

Investment Portfolio - March 31, 2010 (unaudited)

Life Sciences Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
WellPoint, Inc.*	70,000	$4,506,600

		61,286,825

Health Care Technology - 5.9%
Allscripts - Misys Healthcare Solutions, Inc.*	277,000	5,418,120
Eclipsys Corp.*	603,000	11,987,640

		17,405,760

Life Sciences Tools & Services - 5.9%
Caliper Life Sciences, Inc.*	2,578,423	10,184,771
ICON plc - ADR (Ireland)*	277,880	7,336,032

		17,520,803

Pharmaceuticals - 2.7%
UCB S.A. (Belgium)	188,939	8,067,893

Total Health Care		271,057,584

TOTAL COMMON STOCKS (Identified Cost $222,709,926)		271,057,584

PREFERRED STOCKS - 0.0%**

Financials - 0.0%**
Insurance - 0.0%**
Avalon HealthCare Holdings, Inc. - Series D*[2,3,4,6]
(Identified Cost $2,312,500)	925,000	—

WARRANTS - 0.0%**

Financials - 0.0%**
Insurance - 0.0%**
Avalon HealthCare Holdings, Inc., 2/27/2014[2,3,4,7]	38,359	—

Health Care - 0.0%**
Life Sciences Tools & Services - 0.0%**
Caliper Life Sciences, Inc., 8/15/2010[3,4,8]	285,000	74,545
Caliper Life Sciences, Inc., 8/10/2011	401,109	88,244

Total Health Care		162,789

TOTAL WARRANTS (Identified Cost $560,760)		162,789

Investment Portfolio - March 31, 2010 (unaudited)

Life Sciences Series	Shares	Value

SHORT-TERM INVESTMENTS - 8.2%
Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.07%
(Identified Cost $24,293,062)	24,293,062	$24,293,062

TOTAL INVESTMENTS - 99.9% (Identified Cost $249,876,248)		295,513,435
OTHER ASSETS, LESS LIABILITIES - 0.1%		184,295

NET ASSETS - 100%		$295,697,730

ADR	- American Depository Receipt
*	Non-income producing security
**	Less than 0.1%
[1]	This security was acquired on February 27, 2009 at a cost of $76,718 ($2.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.
[2]	Affiliated company as defined by the Investment Company Act of 1940.
[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $4,836,205, or 1.6% of the Series’ net assets as of March 31, 2010.

[4]	Security has been valued at fair value.
[5]	This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors.
[6]	This security was acquired on June 22, 2007 at a cost of $2,312,500 ($2.50 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.
[7]	This security was acquired on February 27, 2009 at a cost of $19,180 ($0.50 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors.
[8]	This security was acquired on August 11, 2005 at a cost of $365,484 ($1.28 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors.
[9]	Rate shown is the current yield as of March 31, 2010.

Federal Tax Information:

On March 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$251,314,146
Unrealized appreciation	$51,751,888
Unrealized depreciation	(7,552,599)

Net unrealized appreciation	$44,199,289

Investment Portfolio - March 31, 2010 (unaudited)

Life Sciences Series

Fair Valuation Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description:	3/31/10	Level 1	Level 2	Level 3
Equity securities*	$271,220,373	$271,145,828	$—	$74,545
Preferred securities	—	—	—	—
Debt securities	—	—		—
Mutual funds	24,293,062	24,293,062	—	—
Other financial instruments**	—	—	—	—

Total	$295,513,435	$295,438,890	$—	$74,545

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Equity Securities	Preferred Securities
Balance as of December 31, 2009 (market value)	$37,739	$231,250
Change in unrealized appreciation (depreciation)***	36,806	(231,250)

Balance as of March 31, 2010 (market value)	$74,545	$—

Investment Portfolio - March 31, 2010 (unaudited)

Life Sciences Series

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument. As of March 31,2010, the Series did not hold any derivative instruments.

***	The change in unrealized appreciation (depreciation) on securities still held at March 31, 2010 was ($194,444).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2010 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS - 96.4%

Consumer Discretionary - 15.8%
Distributors - 1.0%
Inchcape plc (United Kingdom)*	4,039,210	$1,806,973

Diversified Consumer Services - 1.0%
Coinstar, Inc.*	55,140	1,792,050

Hotels, Restaurants & Leisure - 2.4%
Choice Hotels International, Inc.	52,060	1,812,209
International Game Technology	135,130	2,493,148

		4,305,357

Household Durables - 2.7%
NVR, Inc.*	4,180	3,036,770
Rodobens Negocios Imobiliarios S.A. (Brazil)*	253,670	1,810,146

		4,846,916

Media - 1.2%
Mediacom Communications Corp. - Class A*	372,920	2,218,874

Multiline Retail - 1.6%
Nordstrom, Inc.	68,580	2,801,493

Specialty Retail - 5.9%
Dick’s Sporting Goods, Inc.*	217,630	5,682,319
The Finish Line, Inc. - Class A	137,030	2,236,330
Lumber Liquidators Holdings, Inc.*	105,560	2,815,285

		10,733,934

Total Consumer Discretionary		28,505,597

Consumer Staples - 8.4%
Food & Staples Retailing - 3.2%
BJ’s Wholesale Club, Inc.*	95,260	3,523,667
SUPERVALU, Inc.	135,300	2,256,804

		5,780,471

Food Products - 4.0%
Dean Foods Co.*	181,060	2,840,832
Flowers Foods, Inc.	128,450	3,177,853
Tootsie Roll Industries, Inc.	42,966	1,161,383

		7,180,068

Personal Products - 1.2%
Alberto-Culver Co.	85,360	2,232,164

Total Consumer Staples		15,192,703

Energy - 7.4%
Energy Equipment & Services - 4.7%
Calfrac Well Services Ltd. (Canada)	132,210	2,759,663
Dril-Quip, Inc.*	56,690	3,449,020

Investment Portfolio - March 31, 2010 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Trican Well Service Ltd. (Canada)	180,290	$2,332,507

		8,541,190

Oil, Gas & Consumable Fuels - 2.7%
Forest Oil Corp.*	50,270	1,297,971
Mariner Energy, Inc.*	76,770	1,149,247
Uranium One, Inc. (Canada)*	913,620	2,410,773

		4,857,991

Total Energy		13,399,181

Financials - 12.2%
Capital Markets - 1.7%
Federated Investors, Inc. - Class B	117,940	3,111,257

Commercial Banks - 4.0%
First Commonwealth Financial Corp.	733,470	4,921,584
Wilmington Trust Corp.	135,150	2,239,435

		7,161,019

Real Estate Investment Trusts (REITS) - 3.9%
American Campus Communities, Inc.	63,600	1,759,176
Corporate Office Properties Trust	85,740	3,440,746
Home Properties, Inc.	37,670	1,762,956

		6,962,878

Thrifts & Mortgage Finance - 2.6%
First Niagara Financial Group, Inc.	176,580	2,510,968
NewAlliance Bancshares, Inc.	175,460	2,214,305

		4,725,273

Total Financials		21,960,427

Health Care - 20.4%
Biotechnology - 1.0%
Celera Corp.*	250,160	1,776,136

Health Care Equipment & Supplies - 9.0%
Ansell, Ltd. (Australia)	165,790	1,846,946
Inverness Medical Innovations, Inc.*	135,100	5,272,953
OraSure Technologies, Inc.*	436,500	2,588,445
Teleflex, Inc.	35,760	2,291,143
Zoll Medical Corp.*	162,290	4,277,964

		16,277,451

Health Care Providers & Services - 4.1%
Diagnosticos da America S.A. (Brazil)*	629,000	5,478,792

Investment Portfolio - March 31, 2010 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
VCA Antech, Inc.*	68,630	$1,923,699

		7,402,491

Health Care Technology - 4.3%
Cerner Corp.*	46,280	3,936,577
Eclipsys Corp.*	194,290	3,862,485

		7,799,062

Life Sciences Tools & Services - 2.0%
PerkinElmer, Inc.	145,460	3,476,494

Total Health Care		36,731,634

Industrials - 17.3%
Airlines - 4.5%
AirTran Holdings, Inc.*	890,250	4,522,470
Copa Holdings S.A. - Class A - ADR (Panama)	31,040	1,887,232
JetBlue Airways Corp.*	302,490	1,687,894

		8,097,596

Building Products - 1.4%
Owens Corning*	101,040	2,570,458

Commercial Services & Supplies - 2.6%
Tomra Systems ASA (Norway)	962,570	4,713,082

Machinery - 5.0%
Lindsay Corp.	47,870	1,982,297
SmartHeat, Inc. (China)*	93,610	1,005,371
Titan International, Inc.	195,550	1,707,152
WABCO Holdings, Inc.*	48,060	1,437,955
Wabtec Corp.	67,360	2,837,203

		8,969,978

Road & Rail - 3.8%
Heartland Express, Inc.	158,860	2,621,190
Knight Transportation, Inc.	145,450	3,067,540
RailAmerica, Inc.*	96,330	1,136,694

		6,825,424

Total Industrials		31,176,538

Information Technology - 8.5%
Communications Equipment - 5.9%
Blue Coat Systems, Inc.*	159,510	4,951,190
Infinera Corp.*	419,180	3,571,414
Riverbed Technology, Inc.*	74,280	2,109,552

		10,632,156

Investment Portfolio - March 31, 2010 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components - 1.0%
Cogent, Inc.*	185,410	$1,891,182

Software - 1.6%
Net 1 UEPS Technologies, Inc. (South Africa)*	42,850	788,012
UbiSoft Entertainment S.A. (France)*	153,640	2,112,503

		2,900,515

Total Information Technology		15,423,853

Materials - 3.2%
Chemicals - 3.2%
Calgon Carbon Corp.*	244,600	4,187,552
The Scotts Miracle-Gro Co. - Class A	35,400	1,640,790

Total Materials		5,828,342

Telecommunication Services - 1.9%
Wireless Telecommunication Services - 1.9%
SBA Communications Corp. - Class A*	93,550	3,374,349

Utilities - 1.3%
Independent Power Producers & Energy Traders - 1.3%
Mirant Corp.*	104,160	1,131,178
RRI Energy, Inc.*	312,670	1,153,752

Total Utilities		2,284,930

TOTAL COMMON STOCKS (Identified Cost $142,254,391)		173,877,554

SHORT-TERM INVESTMENTS - 3.8%

Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.07%
(Identified Cost $6,857,301)	6,857,301	6,857,301

TOTAL INVESTMENTS - 100.2% (Identified Cost $149,111,692)		180,734,855
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(431,555)

NET ASSETS - 100%		$180,303,300

ADR	- American Depository Receipt
*	Non-income producing security
[1]	Rate shown is the current yield as of March 31, 2010.

Investment Portfolio - March 31, 2010 (unaudited)

Small Cap Series

Federal Tax Information:

On March 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$149,125,005
Unrealized appreciation	$36,461,175
Unrealized depreciation	(4,851,325)

Net unrealized appreciation	$31,609,850

Fair Valuation Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description:	3/31/10	Level 1	Level 2	Level 3
Equity securities*	$173,877,554	$173,877,554	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	6,857,301	6,857,301	—	—
Other financial instruments**	—	—	—	—

Total	$180,734,855	$180,734,855	$—	$—

Investment Portfolio - March 31, 2010 (unaudited)

Small Cap Series

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument. As of March 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or March 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2010 (unaudited)

Technology Series	Shares	Value

COMMON STOCKS - 93.9%

Consumer Discretionary - 2.1%
Hotels, Restaurants & Leisure - 2.1%
International Game Technology	184,000	$3,394,800

Health Care - 4.3%
Health Care Technology - 4.3%
Cerner Corp.*	46,980	3,996,119
Eclipsys Corp.*	151,000	3,001,880

Total Health Care		6,997,999

Information Technology - 77.0%
Communications Equipment - 19.8%
Alcatel-Lucent - ADR (France)*	720,000	2,246,400
Blue Coat Systems, Inc.*	226,350	7,025,904
Cisco Systems, Inc.*	194,000	5,049,820
Infinera Corp.*	578,880	4,932,058
Juniper Networks, Inc.*	187,800	5,761,704
Nokia Corp. - ADR (Finland)	203,000	3,154,620
Riverbed Technology, Inc.*	140,000	3,976,000

		32,146,506

Computers & Peripherals - 2.8%
EMC Corp.*	254,000	4,582,160

Electronic Equipment, Instruments & Components - 5.7%
Cogent, Inc.*	490,000	4,998,000
LoJack Corp.*	1,038,430	4,288,716

		9,286,716

Internet Software & Services - 9.9%
comScore, Inc.*	291,000	4,856,790
Google, Inc. - Class A*	8,300	4,706,183
MercadoLibre, Inc. (Argentina)*	46,505	2,242,006
Vocus, Inc.*	250,000	4,262,500

		16,067,479

IT Services-8.7%
Accenture plc - Class A (Ireland)	112,000	4,698,400
Amdocs Ltd. (Guernsey)*	168,000	5,058,480
Cap Gemini S.A. (France)	89,000	4,384,005

		14,140,885

Semiconductors & Semiconductor Equipment - 8.1%
Advantest Corp. (Japan)	196,000	4,901,573
KLA - Tencor Corp.	102,000	3,153,840
Tokyo Electron Ltd. (Japan)	76,000	5,040,111

		13,095,524

Investment Portfolio - March 31, 2010 (unaudited)

Technology Series	Shares/ Principal Amount	Value

COMMON STOCKS (continued)

Information Technology (continued)
Software - 22.0%
Autodesk, Inc.*	243,000	$7,149,060
DemandTec, Inc.*	163,000	1,132,850
Electronic Arts, Inc.*	228,000	4,254,480
Intuit, Inc.*	120,000	4,120,800
Microsoft Corp.	185,000	5,414,950
Net 1 UEPS Technologies, Inc. (South Africa)*	176,000	3,236,640
SAP AG - ADR (Germany)	103,000	4,961,510
Shanda Interactive Entertainment Ltd. - ADR (China)*	94,000	4,097,460
Sonic Solutions, Inc.*	150,000	1,405,500

		35,773,250

Total Information Technology		125,092,520

Materials - 2.0%
Chemicals-2.0%
Monsanto Co.	46,000	3,285,320

Telecommunication Services - 8.5%
Wireless Telecommunication Services - 8.5%
American Tower Corp. - Class A*	81,000	3,451,410
Crown Castle International Corp.*	165,000	6,307,950
SBA Communications Corp. - Class A*	114,000	4,111,980

Total Telecommunication Services		13,871,340

TOTAL COMMON STOCKS
(Identified Cost $133,091,517)		152,641,979

CORPORATE BONDS - 1.6%

Non-Convertible Corporate Bonds - 1.6%
Telecommunication Services-1.6%
Diversified Telecommunication Services - 1.6%
Clearwire Communications LLC - Clearwire Finance, Inc.[1] , 12.00%, 12/1/2015
(Identified Cost $2,518,256)	$2,500,000	2,543,750

SHORT-TERM INVESTMENTS - 4.6%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.07%
(Identified Cost $7,556,983)	7,556,983	7,556,983

Investment Portfolio - March 31, 2010 (unaudited)

Technology Series	Value
TOTAL INVESTMENTS - 100.1% (Identified Cost $143,166,756)	$162,742,712
LIABILITIES, LESS OTHER ASSETS - (0.1%)	(239,798)

NET ASSETS - 100%	$162,502,914

ADR - American Depository Receipt

*	Non-income producing security
[1]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $2,543,750, or 1.6%, of the Series’ net assets as of March 31, 2010.

[2]	Rate shown is the current yield as of March 31, 2010.

Federal Tax Information:

On March 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$143,416,384
Unrealized appreciation	$27,299,979
Unrealized depreciation	(7,973,651)

Net unrealized appreciation	$19,326,328

Fair Valuation Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description:	3/31/10	Level 1	Level 2	Level 3
Equity securities*	$152,641,979	$152,641,979	$—	$—
Preferred securities	—	—	—	—
Debt securities Corporate debt	2,543,750	—	2,543,750	—
Mutual funds	7,556,983	7,556,983	—	—
Other financial instruments**	—	—	—	—

Total	$162,742,712	$160,198,962	$2,543,750	$—

Investment Portfolio - March 31, 2010 (unaudited)

Technology Series

*	Includes common stock, warrants and rights.

**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument. As of March 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or March 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2010 (unaudited)

International Series	Shares	Value

COMMON STOCKS - 96.2%

Consumer Discretionary - 13.0%
Auto Components - 1.3%
Hankook Tire Co. Ltd. (South Korea)	178,870	$3,391,013

Automobiles - 2.7%
Hero Honda Motors Ltd. (India)	42,450	1,838,507
Hyundai Motor Co. (South Korea)	39,610	4,043,444
Maruti Suzuki India Ltd. (India)	44,940	1,419,372

		7,301,323

Hotels, Restaurants & Leisure - 1.1%
Indian Hotels Co. Ltd. (India)	1,356,130	3,088,636

Household Durables - 2.9%
Agre Empreendimentos Imobiliarios S.A. (Brazil)*	87,955	331,374
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	783,010	2,374,917
LG Electronics, Inc. (South Korea)	32,640	3,317,513
Rodobens Negocios Imobiliarios S.A. (Brazil)	259,000	1,848,179

		7,871,983

Media - 2.4%
Reed Elsevier plc - ADR (United Kingdom)	60,311	1,935,380
Societe Television Francaise 1 (France)	108,530	2,013,371
Wolters Kluwer N.V. (Netherlands)	114,447	2,481,761

		6,430,512

Multiline Retail - 1.1%
PPR (France)	22,930	3,052,770

Specialty Retail - 0.7%
Komeri Co. Ltd. (Japan)	67,000	1,745,053

Textiles, Apparel & Luxury Goods - 0.8%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	18,700	2,185,767

Total Consumer Discretionary		35,067,057

Consumer Staples - 17.7%
Beverages - 2.8%
Diageo plc (United Kingdom)	162,810	2,732,524
Kirin Holdings Co. Ltd. (Japan)	215,000	3,171,302
United Spirits Ltd. (India)	57,400	1,689,461

		7,593,287

Food & Staples Retailing - 6.3%
Carrefour S.A. (France)	165,082	7,956,659
Casino Guichard-Perrachon S.A. (France)	34,170	2,891,421
President Chain Store Corp. (Taiwan)	702,320	1,751,488
Tesco plc (United Kingdom)	667,410	4,410,206

		17,009,774

Investment Portfolio - March 31, 2010 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 6.0%
Danone S.A. (France)	40,012	$2,410,296
IOI Corp. Berhad (Malaysia)	560,800	926,644
Nestle S.A. (Switzerland)	105,220	5,388,733
Suedzucker AG (Germany)	90,690	2,001,506
Unilever plc - ADR (United Kingdom)	185,230	5,423,534

		16,150,713

Household Products - 2.6%
Hindustan Unilever Ltd. (India)	250,540	1,336,827
Kao Corp. (Japan)	47,000	1,191,465
Reckitt Benckiser Group plc (United Kingdom)	78,270	4,296,073

		6,824,365

Total Consumer Staples		47,578,139

Energy - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
BP plc (United Kingdom)	256,880	2,430,104
Royal Dutch Shell plc - Class B-ADR (Netherlands)	87,780	4,856,867
Royal Dutch Shell plc - Class B (Netherlands)	88,430	2,436,261
Total S.A. (France)	56,580	3,284,541

Total Energy		13,007,773

Financials - 15.2%
Capital Markets - 0.8%
Daiwa Securities Group, Inc. (Japan)	98,000	515,734
Nomura Holdings, Inc. (Japan)	78,900	581,475
OSK Holdings Berhad (Malaysia)	2,089,500	883,970
OSK Ventures International Berhad (Malaysia)*	202,575	36,640

		2,017,819

Commercial Banks - 5.2%
Axis Bank Ltd. (India)	67,600	1,759,076
BNP Paribas (France)	28,330	2,175,699
The Chugoku Bank Ltd. (Japan)	137,000	1,849,331
Credit Agricole S.A. (France)	63,090	1,104,360
The Hachijuni Bank Ltd. (Japan)	244,000	1,388,469
Hong Leong Financial Group Berhad (Malaysia)	816,800	2,115,868
Mitsubishi UFJ Financial Group, Inc. (Japan)	170,000	891,004
Royal Bank of Scotland Group plc (United Kingdom)	277,092	185,014
Societe Generale (France)	15,410	969,187
The Sumitomo Trust & Banking Co. Ltd. (Japan)	247,000	1,447,813

		13,885,821

Investment Portfolio - March 31, 2010 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Diversified Financial Services - 0.2%
ING Groep N.V. (Netherlands)*	65,395	$652,908

Insurance - 6.8%
Allianz SE (Germany)	40,870	5,124,344
Amil Participacoes S.A. (Brazil)*	350,500	2,719,881
AXA S.A. (France)	56,372	1,254,014
Muenchener Rueckversicherungs - Gesellschaft AG (MunichRe) (Germany)	40,610	6,590,253
Zurich Financial Services AG (Switzerland)	10,500	2,691,720

		18,380,212

Real Estate Investment Trusts (REITS) - 1.3%
Alstria Office REIT AG (Germany)	313,480	3,556,595

Real Estate Management & Development - 0.0%**
OSK Property Holdings Berhad (Malaysia)	243,091	43,223

Thrifts & Mortgage Finance -0.9%
Aareal Bank AG (Germany)*	115,790	2,533,561

Total Financials		41,070,139

Health Care - 11.5%
Health Care Equipment & Supplies - 0.8%
Straumann Holding AG (Switzerland)	8,894	2,214,221

Health Care Providers & Services - 1.6%
OdontoPrev S.A. (Brazil)*	123,000	4,270,954

Pharmaceuticals - 9.1%
AstraZeneca plc - ADR (United Kingdom)	46,350	2,072,772
AstraZeneca plc (United Kingdom)	27,960	1,246,995
Bayer AG (Germany)	107,350	7,261,255
GlaxoSmithKline plc (United Kingdom)	172,980	3,321,895
Novartis AG-ADR (Switzerland)	49,000	2,650,900
Sanofi-Aventis S.A. (France)	26,423	1,969,644
Shire plc (Ireland)	195,160	4,306,089
Takeda Pharmaceutical Co. Ltd. (Japan)	34,900	1,536,138

		24,365,688

Total Health Care		30,850,863

Industrials - 16.7%
Airlines - 1.3%
Deutsche Lufthansa AG (Germany)	206,580	3,426,352

Commercial Services & Supplies - 2.6%
Taiwan Secom Co. Ltd. (Taiwan)	777,210	1,243,223

Investment Portfolio - March 31, 2010 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
Tomra Systems ASA (Norway)	1,189,080	$5,822,154

		7,065,377

Construction & Engineering-0.6%
Larsen & Toubro Ltd. (India)	41,270	1,499,169

Electrical Equipment - 3.3%
Alstom S.A. (France)	37,560	2,342,237
Bharat Heavy Electricals Ltd. (India)	30,080	1,601,754
Schneider Electric S.A. (France)	26,590	3,118,771
Teco Electric and Machinery Co. Ltd. (Taiwan)	4,084,000	1,793,935

		8,856,697

Industrial Conglomerates - 3.4%
Siemens AG (Germany)	92,300	9,243,963

Machinery - 1.9%
FANUC Ltd. (Japan)	19,400	2,058,487
MAN SE (Germany)	36,380	3,045,507

		5,103,994

Road & Rail - 2.4%
All America Latina Logistica S.A. (Brazil)	722,000	6,601,468

Transportation Infrastructure - 1.2%
Malaysia Airports Holdings Berhad (Malaysia)	2,148,700	3,174,964

Total Industrials		44,971,984

Information Technology - 5.7%
Communications Equipment-0.4%
D-Link Corp. (Taiwan)	1,120,606	1,157,374

Electronic Equipment, Instruments & Components - 1.1%
Keyence Corp. (Japan)	6,845	1,635,654
Yageo Corp. (Taiwan)	2,931,000	1,144,417

		2,780,071

IT Services - 1.0%
Cap Gemini S.A. (France)	56,320	2,774,238

Semiconductors & Semiconductor Equipment - 1.8%
Hynix Semiconductor, Inc. (South Korea)*	82,930	1,956,985
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	275,315	2,888,055

		4,845,040

Investment Portfolio - March 31, 2010 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)
Information Technology (continued)
Software - 1.4%
SAP AG (Germany)	76,970	$3,728,010

Total Information Technology		15,284,733

Materials - 0.7%
Chemicals - 0.0%**
Arkema S.A. (France)	1,229	45,499

Construction Materials - 0.7%
Taiwan Cement Corp. (Taiwan)	1,899,827	1,791,669

Total Materials		1,837,168

Telecommunication Services - 5.9%
Diversified Telecommunication Services - 4.4%
France Telecom S.A. (France)	155,920	3,730,682
France Telecom S.A. - ADR (France)	38,800	933,140
Swisscom AG-ADR (Switzerland)[1]	106,400	3,871,896
Telefonica S.A. - ADR (Spain)	22,850	1,624,635
Telenor ASA - ADR (Norway)*[1]	45,480	1,830,570

		11,990,923

Wireless Telecommunication Services - 1.5%
Digi.Com Berhad (Malaysia)	284,200	1,967,270
SK Telecom Co. Ltd. - ADR (South Korea)	114,190	1,970,920

		3,938,190

Total Telecommunication Services		15,929,113

Utilities - 5.0%
Electric Utilities - 2.2%
E.ON AG (Germany)	164,441	6,071,200

Multi-Utilities - 1.8%
GDF Suez (France)	51,850	2,002,904
National Grid plc (United Kingdom)	286,530	2,789,296

		4,792,200

Water Utilities-1.0%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)*	182,000	2,599,488

Total Utilities		13,462,888

TOTAL COMMON STOCKS (Identified Cost $235,595,988)		259,059,857

Investment Portfolio - March 31, 2010 (unaudited)

International Series	Shares	Value

SHORT-TERM INVESTMENTS - 3.8%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.07%
(Identified Cost $10,268,163)	10,268,163	$10,268,163

TOTAL INVESTMENTS-100.0% (Identified Cost $245,864,151)		269,328,020
LIABILITIES, LESS OTHER ASSETS - (0.0%)**		(108,221)

NET ASSETS - 100%		$269,219,799

ADR	- American Depository Receipt
*	Non-income producing security
**	Less than 0.1%.
[1]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[2]	Rate shown is the current yield as of March 31, 2010.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany - 19.5%; France - 17.2%; United Kingdom - 11.5%.

Federal Tax Information:

On March 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$245,864,151
Unrealized appreciation	$45,156,185
Unrealized depreciation	(21,692,316)

Net unrealized appreciation	$23,463,869

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2010 (unaudited)

International Series

The following is a summary of the valuation levels used for major security types as of March 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	3/31/10	Level 1	Level 2	Level 3
Equity securities*	$259,059,857	$253,357,391	$5,702,466	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	10,268,163	10,268,163	—	—
Other financial instruments**	—	—	—	—

Total	$269,328,020	$263,625,554	$5,702,466	$—

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument. As of March 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or March 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2010 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS - 92.8%

Consumer Discretionary - 9.5%
Automobiles - 2.1%
Bayerische Motoren Werke AG (BMW) (Germany)	1,959,470	$90,459,878
Suzuki Motor Corp. (Japan)	1,290,200	28,470,239

		118,930,117

Hotels, Restaurants & Leisure - 0.3%
Club Mediterranee S.A. (France)*	852,070	15,668,890

Leisure Equipment & Products - 0.5%
Sankyo Co. Ltd. (Japan)	573,200	28,356,509

Media - 5.4%
Grupo Televisa S.A. - ADR (Mexico)	4,136,240	86,943,765
Pearson plc (United Kingdom)	1,135,845	17,856,925
Reed Elsevier plc (United Kingdom)	7,692,400	61,342,634
Societe Television Francaise 1 (France)	7,665,324	142,201,606

		308,344,930

Multiline Retail - 0.2%
Marks & Spencer Group plc (United Kingdom)	2,589,820	14,545,093

Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG (Germany)	1,102,590	58,973,181

Total Consumer Discretionary		544,818,720

Consumer Staples - 11.6%
Beverages - 1.9%
Heineken N.V. (Netherlands)	2,046,650	105,182,518

Food & Staples Retailing - 4.6%
Carrefour S.A. (France)	3,017,720	145,448,740
Tesco plc (United Kingdom)	17,881,060	118,156,984

		263,605,724

Food Products - 5.1%
Danone S.A. (France)	998,940	60,175,483
Nestle S.A. (Switzerland)	2,293,350	117,451,536
Unilever plc - ADR (United Kingdom)	3,896,910	114,101,525

		291,728,544

Total Consumer Staples		660,516,786

Energy - 9.9%
Energy Equipment & Services-6.3%
Calfrac Well Services Ltd. (Canada)[1]	2,744,230	57,281,225
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	4,693,170	133,147,891
Schlumberger Ltd. (United States)	1,159,300	73,569,178

Investment Portfolio - March 31, 2010 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Trican Well Service Ltd. (Canada)	7,415,430	$95,937,331

		359,935,625

Oil, Gas & Consumable Fuels - 3.6%
Cameco Corp. (Canada)	1,586,190	43,477,468
Talisman Energy, Inc. (Canada)	6,905,330	118,097,358
Uranium One, Inc. (Canada)*	17,130,530	45,202,403

		206,777,229

Total Energy		566,712,854

Financials - 4.7%
Diversified Financial Services - 1.7%
Deutsche Boerse AG (Germany)	809,120	59,975,290
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	710,459	35,360,780

		95,336,070

Insurance - 3.0%
Allianz SE (Germany)	855,040	107,206,250
Willis Group Holdings plc (United Kingdom)	2,008,580	62,848,468

		170,054,718

Total Financials		265,390,788

Health Care - 15.2%
Biotechnology - 2.2%
CSL Ltd. (Australia)	2,351,280	78,603,266
Grifols S.A. (Spain)	2,941,860	43,946,313

		122,549,579

Health Care Equipment & Supplies - 4.7%
Cochlear Ltd. (Australia)	951,020	63,567,723
Covidien plc (Ireland)	1,715,940	86,277,464
Nobel Biocare Holding AG (Switzerland)	2,200,746	58,859,102
Straumann Holding AG (Switzerland)	243,248	60,558,232

		269,262,521

Health Care Providers & Services - 5.3%
BML, Inc. (Japan)	1,008,900	25,489,590
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	35,555,100	33,812,257
Diagnosticos da America S.A. (Brazil)	5,072,850	44,186,154
Sonic Healthcare Ltd. (Australia)	15,196,307	200,388,085

		303,876,086

Investment Portfolio - March 31, 2010 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 3.0%
Lonza Group AG (Switzerland)	2,109,292	$172,040,129

Total Health Care		867,728,315

Industrials - 18.1%
Aerospace & Defense - 2.1%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	4,985,140	119,443,954

Air Freight & Logistics - 3.1%
TNT N.V. (Netherlands)	6,214,430	178,195,452

Airlines - 2.7%
Ryanair Holdings plc - ADR (Ireland)*	4,458,910	121,148,585
Singapore Airlines Ltd. (Singapore)	3,062,800	33,278,216

		154,426,801

Electrical Equipment - 5.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	7,386,870	161,329,241
Gamesa Corporacion Tecnologica S.A. (Spain)	3,402,700	46,648,215
Nexans S.A. (France)	716,640	61,086,402
Yingli Green Energy Holding Co. Ltd.-ADR (China)*	2,393,760	30,496,502

		299,560,360

Industrial Conglomerates - 3.5%
Siemens AG (Germany)	1,964,950	196,792,245

Professional Services-0.7%
Adecco S.A. (Switzerland)	720,120	40,875,552

Road & Rail - 0.8%
Canadian National Railway Co. (Canada)	734,340	44,493,661

Total Industrials		1,033,788,025

Information Technology - 20.7%
Communications Equipment - 2.7%
Alcatel - Lucent-ADR (France)*	29,070,460	90,699,835
Nokia Corp. - ADR (Finland)	4,025,210	62,551,764

		153,251,599

IT Services - 8.6%
Accenture plc - Class A (Ireland)	1,378,690	57,836,045
Amdocs Ltd. (Guernsey)*	7,661,380	230,684,152
Cielo S.A. (Brazil)	10,109,720	96,017,753
Redecard S.A. (Brazil)	5,815,050	107,580,142

		492,118,092

Semiconductors & Semiconductor Equipment - 3.7%
Advantest Corp. (Japan)	4,859,300	121,521,482

Investment Portfolio - March 31, 2010 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. (Japan)	1,348,100	$89,402,289

		210,923,771

Software-5.7%
Misys plc (United Kingdom)	19,628,134	72,200,378
SAP AG - ADR (Germany)	1,827,900	88,049,943
Shanda Interactive Entertainment Ltd. - ADR (China)*	1,080,660	47,105,969
Square Enix Holdings Co. Ltd. (Japan)	2,862,700	62,588,072
UbiSoft Entertainment S.A. (France)*	4,200,210	57,751,611

		327,695,973

Total Information Technology		1,183,989,435

Materials - 1.3%
Chemicals - 1.0%
Johnson Matthey plc (United Kingdom)	2,087,070	55,297,958

Paper & Forest Products - 0.3%
Norbord, Inc. (Canada)*	1,120,342	17,373,491

Total Materials		72,671,449

Telecommunication Services - 1.8%
Wireless Telecommunication Services - 1.8%
Hutchison Telecommunications International Ltd. - ADR (Hong Kong)*	135,670	553,534
Hutchison Telecommunications International Ltd. (Hong Kong)*	56,251,000	15,431,578
SK Telecom Co. Ltd. - ADR (South Korea)	5,160,950	89,077,997

Total Telecommunication Services		105,063,109

TOTAL COMMON STOCKS (Identified Cost $4,844,317,483)		5,300,679,481

PREFERRED STOCKS - 1.0%

Consumer Staples - 1.0%
Household Products - 1.0%
Henkel AG & Co. KGaA (Germany)
(Identified Cost $36,696,378)	1,048,140	56,428,943

Investment Portfolio - March 31, 2010 (unaudited)

World Opportunities Series	Shares	Value

SHORT-TERM INVESTMENTS - 5.8%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.07% (Identified Cost $333,395,216)	333,395,216	$333,395,216

TOTAL INVESTMENTS - 99.6% (Identified Cost $5,214,409,077)		5,690,503,640
OTHER ASSETS, LESS LIABILITIES - 0.4%		20,406,675

NET ASSETS - 100%		$5,710,910,315

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
[1]	Affiliated company as defined by the Investment Company Act of 1940.
[2]	Rate shown is the current yield as of March 31, 2010.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: France - 13.0%; Germany - 11.5%; Switzerland - 10.7%.

Federal Tax Information:

On March 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$5,275,554,777
Unrealized appreciation	$543,731,170
Unrealized depreciation	(128,782,307)

Net unrealized appreciation	$414,948,863

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2010 (unaudited)

World Opportunities Series

The following is a summary of the valuation levels used for major security types as of March 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	3/31/10	Level 1	Level 2	Level 3
Equity securities*	$5,300,679,481	$5,300,679,481	$—	$—
Preferred securities	56,428,943	56,428,943	—	—
Debt securities	—	—	—	—
Mutual funds	333,395,216	333,395,216	—	—
Other financial instruments**	—	—	—	—

Total	$5,690,503,640	$5,690,503,640	$—	$—

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ (depreciation) on the instrument. As of March 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or March 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2010 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

NEW YORK MUNICIPAL BONDS - 95.5%

Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2024	A1		$845,000	$864,756
Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2025	A1		365,000	372,764
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2033	AA	[2]	335,000	341,734
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2035	AA	[2]	425,000	431,996
Briarcliff Manor, Public Impt., Series A, G.O. Bond, AMBAC	4.000%	10/1/2025	A1		280,000	281,834
Brookhaven, Public Impt., G.O. Bond, FGRNA	4.000%	5/1/2023	Aa3		900,000	907,110
Brookhaven, Public Impt., G.O. Bond, FGRNA	4.000%	5/1/2024	Aa3		815,000	818,814
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa2		525,000	586,861
Chautauqua County, Public Impt., G.O. Bond	4.250%	1/15/2027	A	[2]	665,000	655,537
Chautauqua County, Public Impt., Series B, G.O. Bond, NATL	4.500%	12/15/2018	A2		485,000	518,145
Clifton Park Water Authority, Revenue Bond	4.250%	10/1/2029	AA	[2]	250,000	245,768
Dryden Central School District, G.O. Bond, AGM	5.500%	6/15/2011	Aa3		200,000	210,008
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa2		315,000	349,174
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa2		360,000	384,282
East Rochester Union Free School District, G.O. Bond	3.500%	3/15/2023	AA	[2]	380,000	373,536
Ellenville Central School District, Prerefunded Balance, G.O. Bond, AMBAC	5.700%	5/1/2011	A2		700,000	702,786
Fairport Central School District, G.O. Bond, AGM	5.000%	6/1/2019	Aa3		500,000	513,575
Franklin Square Union Free School District, G.O. Bond, FGRNA	5.000%	1/15/2021	A1		520,000	533,494
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3		2,675,000	2,810,408
Hampton Bays Union Free School District, G.O. Bond, AGM	4.250%	9/15/2026	Aa3		1,140,000	1,158,650
Haverstraw-Stony Point Central School District, G.O. Bond, AGM	4.500%	10/15/2032	Aa3		2,000,000	1,991,540
Islip, Public Impt., G.O. Bond, FGRNA	5.375%	6/15/2015	Aa2		1,555,000	1,585,587
Johnson City Central School District, G.O. Bond, FGRNA	4.250%	6/15/2024	A	[2]	500,000	504,015
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2028	A	[2]	1,000,000	1,002,800

Investment Portfolio - March 31, 2010 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)

Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2030	A	[2]	$985,000	$971,289
Long Island Power Authority, Electric Systems, Series A, Revenue Bond	5.750%	4/1/2039	A3		675,000	733,239
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2019	A3		1,000,000	1,061,810
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2025	A3		1,690,000	1,743,218
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, NATL	4.500%	5/1/2028	A3		1,880,000	1,882,049
Maine-Endwell Central School District, G.O. Bond, AGC	4.000%	6/15/2025	AAA	[2]	1,000,000	1,000,000
Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Revenue Bond, NATL	5.000%	11/15/2030	A1		750,000	755,632
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Revenue Bond	5.000%	11/15/2034	AA	[2]	1,000,000	1,041,030
Metropolitan Transportation Authority, Series A, Revenue Bond, AGM	5.000%	11/15/2030	Aa3		500,000	504,370
Metropolitan Transportation Authority, Series A, Revenue Bond, FGRNA	5.000%	11/15/2025	A3		1,500,000	1,544,460
Metropolitan Transportation Authority, Series B, Revenue Bond, AGM	4.500%	11/15/2032	Aa3		500,000	488,180
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2030	A3		640,000	651,251
Minisink Valley Central School District, G.O. Bond	3.500%	4/15/2025	AA	[2]	900,000	858,726
Monroe County Water Authority, Revenue Bond	5.000%	8/1/2019	Aa3		1,700,000	1,714,246
Monroe County, Public Impt., G.O. Bond, AMBAC	4.125%	6/1/2020	Baa2		1,000,000	982,670
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond, AMBAC	4.750%	11/15/2023	Aa2		1,000,000	1,035,700
Nassau County, General Impt., Series C, G.O. Bond, AGC	5.000%	10/1/2028	Aa3		1,000,000	1,072,670
New Hyde Park & Garden City Park, Union Free School District, G.O. Bond, AGM	4.125%	6/15/2023	Aa3		200,000	202,426
New Hyde Park & Garden City Park, Union Free School District, G.O. Bond, AGM	4.125%	6/15/2024	Aa3		250,000	252,352
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa2		1,250,000	1,211,338

Investment Portfolio - March 31, 2010 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)

New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa2	$1,000,000	$989,100
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa2	1,000,000	1,123,550
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond, AMBAC	5.000%	6/15/2035	Aa2	750,000	762,818
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa2	500,000	495,410
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series E, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa2	750,000	766,252
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aa3	500,000	540,120
New York City, Series A, G.O. Bond, CIFG	5.000%	8/1/2024	Aa3	1,000,000	1,042,180
New York City, Series G, G.O. Bond	5.000%	8/1/2023	Aa3	1,250,000	1,327,075
New York State Dormitory Authority, Columbia University, Revenue Bond	5.000%	7/1/2038	Aaa	900,000	950,346
New York State Dormitory Authority, Columbia University, Series A, Revenue Bond	5.000%	7/1/2025	Aaa	500,000	516,165
New York State Dormitory Authority, Education, Series F, Revenue Bond	5.000%	3/15/2023	Aa3	1,475,000	1,559,429
New York State Dormitory Authority, New York University, Series A, Revenue Bond	5.000%	7/1/2039	Aa3	1,000,000	1,043,580
New York State Dormitory Authority, University of Rochester, Series A, Revenue Bond	5.125%	7/1/2039	Aa3	1,000,000	1,035,310
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond	4.500%	6/15/2022	Aaa	300,000	308,283
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, NATL	5.000%	6/15/2021	Aaa	600,000	649,308
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa	1,000,000	1,002,380
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa	1,000,000	1,035,400
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aa1	1,500,000	1,493,040

Investment Portfolio - March 31, 2010 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)

New York State Environmental Facilities Corp., Personal Income Tax, Series A, Revenue Bond	5.000%	12/15/2019	AAA	[2]	$750,000	$816,308
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series A, Revenue Bond	5.200%	6/15/2015	Aaa		25,000	25,090
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa		440,000	473,132
New York State Housing Finance Agency, State University Construction, Series A, Revenue Bond	8.000%	5/1/2011	A1		95,000	99,002
New York State Municipal Bond Bank Agency, Series B1, Revenue Bond	4.125%	12/15/2029	A	[2]	420,000	412,742
New York State Municipal Bond Bank Agency, Series B1, Revenue Bond	4.500%	12/15/2034	A	[2]	215,000	213,086
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2		2,000,000	1,971,680
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.500%	4/1/2015	Aa3		320,000	339,123
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series B, Revenue Bond, NATL	5.250%	4/1/2016	AAA	[2]	300,000	320,334
New York State Thruway Authority, Highway & Bridge, Series B, Revenue Bond, AMBAC	5.000%	4/1/2021	AA	[2]	1,500,000	1,611,690
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, AMBAC	5.000%	4/1/2020	Aa3		750,000	797,550
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, NATL	5.250%	4/1/2011	Aa3		1,000,000	1,046,700
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, AGM	5.000%	3/15/2014	Aa3		500,000	556,055
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	3/15/2016	AAA	[2]	300,000	333,633
New York State Thruway Authority, Series F, Revenue Bond, AMBAC	5.000%	1/1/2026	A1		340,000	350,105
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, AGM	5.250%	1/1/2014	Aa3		500,000	534,765
New York State Urban Development Corp., Personal Income Tax, Series C, Revenue Bond, NATL	4.250%	3/15/2024	Baa1		1,000,000	1,016,600

Investment Portfolio - March 31, 2010 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)

New York State Urban Development Corp., Service Contract, Series B, Revenue Bond	5.250%	1/1/2022	AA	[2]	$2,350,000	$2,532,290
New York State, Series A, G.O. Bond	4.600%	3/15/2013	Aa3		475,000	494,646
New York State, Series A, G.O. Bond	4.500%	3/15/2019	Aa3		500,000	528,575
New York State, Series A, G.O. Bond	4.500%	3/1/2040	Aa3		1,500,000	1,490,175
New York State, Series C, G.O. Bond, AGM	5.000%	4/15/2012	Aa3		700,000	757,330
Niagara County, Series B, G.O. Bond, NATL	5.200%	1/15/2011	Baa1		400,000	405,220
Niagara Falls City School District, G.O. Bond, AGM	4.375%	9/15/2029	AAA	[2]	885,000	889,071
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2019	A2		610,000	643,117
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2020	A2		850,000	882,598
Perinton, Public Impt., G.O. Bond	4.250%	12/15/2031	AA	[2]	175,000	174,498
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2021	A2		850,000	883,320
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2022	A2		450,000	466,538
Port Authority of New York & New Jersey, Revenue Bond	5.000%	7/15/2024	Aa2		3,000,000	3,264,660
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa2		495,000	508,627
Port Authority of New York & New Jersey, Revenue Bond	5.000%	10/1/2030	Aa2		1,000,000	1,046,250
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa2		400,000	398,116
Pulaski Central School District, Series A, G.O. Bond, FGRNA	4.500%	6/15/2026	A	[2]	425,000	432,574
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2031	Aa3		435,000	435,792
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2032	Aa3		510,000	511,198
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.500%	5/1/2033	Aa3		410,000	412,809
Ravena Coeymans Selkirk Central School District, G.O. Bond, AGM	4.250%	6/15/2014	Aa3		1,180,000	1,288,171
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2020	A2		250,000	284,192
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	A2		95,000	108,059
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.250%	10/15/2028	AA	[2]	330,000	330,554
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA	[2]	1,000,000	996,630
Sachem Central School District of Holbrook, Series B, G.O. Bond, FGRNA	4.250%	10/15/2026	AA	[2]	1,200,000	1,212,276

Investment Portfolio - March 31, 2010 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)

Saratoga County Water Authority, Water Utility Impt., Revenue Bond	5.000%	9/1/2038	AA	[2]	$950,000	$985,634
Saratoga County, Public Impt., Series A, G.O. Bond	4.750%	7/15/2036	Aa2		820,000	837,991
Schenectady, G.O. Bond, NATL	5.300%	2/1/2011	Baa1		250,000	253,595
Schuylerville Central School District, G.O. Bond, AGM	4.000%	6/15/2025	AAA	[2]	500,000	507,990
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGIC	5.375%	6/15/2018	A3		95,000	96,362
Spencerport Fire District, G.O. Bond, AGC	4.500%	11/15/2031	AAA	[2]	290,000	294,518
Spencerport Fire District, G.O. Bond, AGC	4.500%	11/15/2032	AAA	[2]	250,000	252,520
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2031	A	[2]	1,185,000	1,169,038
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2032	A	[2]	1,000,000	976,660
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa1		1,160,000	1,175,416
Suffolk County Water Authority, Series A, Revenue Bond	4.500%	6/1/2030	AA	[2]	640,000	642,355
Suffolk County Water Authority, Series A, Revenue Bond, NATL	4.500%	6/1/2032	Baa1		1,000,000	995,770
Suffolk County, Public Impt., Series A, G.O. Bond, NATL	4.250%	5/1/2024	Aa3		1,000,000	1,011,360
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2028	A2		600,000	573,126
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2029	A2		600,000	562,626
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.250%	6/15/2023	Baa1		690,000	670,583
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.375%	6/15/2025	Baa1		990,000	956,300
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.400%	8/1/2017	A2		700,000	718,998
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.500%	8/1/2018	A2		850,000	873,350
Tarrytown Union Free School District, G.O. Bond, AMBAC	4.250%	1/15/2030	A1		215,000	213,000
Tarrytown Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	A1		1,090,000	1,080,103
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA	[2]	300,000	340,404

Investment Portfolio - March 31, 2010 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount/ Shares	Value

NEW YORK MUNICIPAL BONDS (continued)

Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	AAA	[2]	$1,695,000	$1,818,142
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa2		750,000	802,282
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	Aa2		305,000	308,285
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGRNA.	5.000%	11/15/2032	Aa3		1,000,000	1,021,520
Ulster County, Public Impt., G.O. Bond, XLCA	4.500%	11/15/2026	AA	[2]	560,000	575,736
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2014	A	[2]	605,000	654,483
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2015	A	[2]	865,000	936,259
Wayne County, Public Impt., G.O. Bond, NATL	4.125%	6/1/2024	A1		500,000	504,545
West Seneca Central School District, G.O. Bond, AGM	5.000%	5/1/2011	Aa3		300,000	314,790
Westchester County, Series B, G.O. Bond	4.300%	12/15/2011	Aaa		15,000	15,926
Westchester County, Series B, G.O. Bond	3.700%	12/15/2015	Aaa		1,000,000	1,064,090
Westhampton Beach Union Free School District, G.O. Bond, NATL	4.000%	7/15/2018	Aa3		726,000	760,187
White Plains City School District, Series B, G.O. Bond	4.650%	5/15/2031	Aa3		685,000	694,871
Yonkers, Series B, G.O. Bond, NATL	5.000%	8/1/2023	Baa1		1,125,000	1,135,091
Yonkers, Series B, G.O. Bond, NATL	5.000%	8/1/2030	Baa1		1,095,000	1,071,666

TOTAL MUNICIPAL BONDS (Identified Cost $111,112,017)						113,652,029

SHORT-TERM INVESTMENTS - 5.1%
Dreyfus BASIC New York Municipal Money Market Fund (Identified Cost $6,021,538)					6,021,385	6,021,538

TOTAL INVESTMENTS - 100.6% (Identified Cost $117,133,555)						119,673,567
LIABILITIES, LESS OTHER ASSETS - (0.6%)						(686,370)

NET ASSETS - 100%						$118,987,197

Investment Portfolio - March 31, 2010 (unaudited)

New York Tax Exempt Series

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.) (formerly known as FSA (Financial Security Assurance, Inc.))

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 39.5%; AGM - 10.9%.

Federal Tax Information:

On March 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$117,133,555
Unrealized appreciation	$2,880,474
Unrealized depreciation	(340,462)

Net unrealized appreciation	$2,540,012

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2010 (unaudited)

New York Tax Exempt Series

The following is a summary of the valuation levels used for major security types as of March 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description:	3/31/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	113,652,029	—	113,652,029	—
Mutual funds	6,021,538	6,021,538	—	—
Other financial instruments**	—	—	—	—

Total	$119,673,567	$6,021,538	$113,652,029	$—

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or March 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS - 95.5%

ALABAMA - 0.7%

Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	WR	[2]	$665,000	$680,408
Hoover Board of Education, Special Tax Warrants, NATL	5.250%	2/15/2017	A1		500,000	517,735
Odenville Utilities Board, Water, Revenue Bond, NATL	4.300%	8/1/2028	Baa1		500,000	496,965

						1,695,108

ALASKA - 0.2%

Alaska Municipal Bond Bank Authority, Series 1, Revenue Bond, NATL	4.100%	6/1/2017	A1		455,000	467,435

ARIZONA - 3.0%

Goodyear, G.O. Bond, NATL	4.375%	7/1/2020	A1		680,000	704,541
Mesa, G.O. Bond, FGRNA	4.125%	7/1/2027	A1		2,215,000	2,174,621
Phoenix, Series B, G.O. Bond	4.200%	7/1/2021	Aa1		1,500,000	1,554,780
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	1/1/2035	Aa1		1,700,000	1,757,324
Yuma County Library District, Series A, G.O. Bond, AMBAC	4.500%	7/1/2035	A2		1,200,000	1,139,148

						7,330,414

ARKANSAS - 0.6%

Arkansas State, Water Utility Impt., Series A, G.O. Bond	4.500%	7/1/2044	Aa2		1,000,000	1,008,940
Hot Springs, Public Impt., Revenue Bond, AGC	4.625%	12/1/2037	AAA	[3]	500,000	503,655

						1,512,595

CALIFORNIA - 3.4%

California State, G.O. Bond	5.250%	2/1/2023	Baa1		500,000	514,090
California State, G.O. Bond	4.750%	12/1/2028	Baa1		795,000	737,649
California State, Various Purposes Impt., G.O. Bond, AMBAC	4.250%	12/1/2035	Baa1		1,140,000	912,718
Campbell Union School District, G.O. Bond, AGM	4.375%	8/1/2027	Aa3		1,810,000	1,759,501
Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.800%	8/1/2024	Baa1		435,000	438,663

Investment Portfolio - March 31, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)

CALIFORNIA (continued)

Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.875%	8/1/2025	Baa1		$425,000	$429,020
Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aa3		840,000	806,795
Oak Valley Hospital District, G.O. Bond, FGRNA	4.500%	7/1/2025	A3		1,395,000	1,265,558
Richmond Joint Powers Financing Authority, Series A, Tax Allocation, NATL	5.250%	9/1/2025	Baa1		1,570,000	1,556,828

						8,420,822

COLORADO - 0.9%

Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, AGM	4.375%	8/1/2035	Aa3		1,420,000	1,351,996
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	A	[3]	1,000,000	954,470

						2,306,466

CONNECTICUT - 0.7%

Stamford, G.O. Bond	4.400%	2/15/2026	Aa1		1,545,000	1,575,838

DELAWARE - 1.2%

New Castle County, Series A, G.O. Bond	4.250%	7/15/2025	Aaa		1,500,000	1,541,040
New Castle County, Series A, G.O. Bond	4.250%	7/15/2026	Aaa		1,265,000	1,295,031

						2,836,071

DISTRICT OF COLUMBIA - 1.0%

District of Columbia, Series A, G.O. Bond, FGRNA	4.750%	6/1/2033	A1		2,500,000	2,507,375

FLORIDA - 4.6%

Cape Coral, Utility Impt. Assessment, Special Assessment, NATL	4.500%	7/1/2021	Baa1		1,855,000	1,829,920
Florida State Board of Education, Capital Outlay, Public Education, Series A, G.O. Bond, AGM	4.500%	6/1/2025	Aa1		1,280,000	1,305,715
Florida State Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1		2,000,000	2,248,400

Investment Portfolio - March 31, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)

FLORIDA (continued)

Florida State Department of Transportation, G.O. Bond	5.000%	7/1/2027	Aa1		$1,000,000	$1,028,900
Palm Beach County, FPL Reclaimed Water Project, Revenue Bond	5.000%	10/1/2040	Aaa		1,020,000	1,058,271
Panama City Beach, Water Utility Impt., Revenue Bond, AGC	5.000%	6/1/2039	AAA	[3]	1,000,000	1,010,190
Tampa Bay Water Utility System, Revenue Bond	5.000%	10/1/2038	Aa3		1,000,000	1,035,710
Tohopekaliga Water Authority, Utility System, Series A, Revenue Bond, AGM	5.000%	10/1/2028	Aa3		510,000	516,691
Winter Park, Electric Impt., Series A, Revenue Bond, AGM	5.000%	10/1/2029	Aa3		1,000,000	1,025,860
Winter Park, Impt., Revenue Bond	5.000%	12/1/2034	Aa3		250,000	255,368

						11,315,025

GEORGIA - 1.9%

Atlanta, Prerefunded Balance, G.O. Bond	5.600%	12/1/2018	A1		350,000	354,921
Atlanta, Water & Wastewater, Revenue Bond, AGM	5.000%	11/1/2043	Aa3		1,500,000	1,500,540
Atlanta, Water & Wastewater, Series A, Revenue Bond, NATL	5.000%	11/1/2033	Baa1		310,000	301,618
Georgia State, Series B, G.O. Bond	5.650%	3/1/2012	Aaa		5,000	5,457
Georgia State, Series B, G.O. Bond	4.000%	3/1/2022	Aaa		1,270,000	1,296,149
Georgia State, Unrefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa		195,000	212,889
Madison, Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	WR	[2]	1,000,000	942,190

						4,613,764

ILLINOIS - 3.0%

Chicago, Series A, G.O. Bond, AGM	4.750%	1/1/2038	Aa3		1,500,000	1,488,465
Chicago, Unrefunded Balance, Series A, G.O. Bond, NATL	5.000%	1/1/2034	Aa3		520,000	523,677
Cook County, Series A, G.O. Bond, FGRNA	5.000%	11/15/2022	Aa3		265,000	267,239
Illinois State, G.O. Bond	5.000%	12/1/2027	A2		600,000	603,828
Illinois State, G.O. Bond, NATL	5.250%	10/1/2018	A2		2,000,000	2,140,520
Illinois State, Series 1995 A, Certificate of Participation, NATL	5.600%	7/1/2010	Baa1		100,000	100,364
Springfield Metropolitan Sanitation District, Series A, G.O. Bond	4.750%	1/1/2034	AA	[3]	1,115,000	1,121,266

Investment Portfolio - March 31, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)

ILLINOIS (continued)

Springfield, Electric Power & Light, Revenue Bond, NATL	5.000%	3/1/2035	Aa3		$1,000,000	$1,011,180

						7,256,539

INDIANA - 4.6%

Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A	[3]	1,450,000	1,494,950
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	A	[3]	1,015,000	1,021,151
Frankfort High School Elementary School Building Corp., Revenue Bond, AGM	4.750%	7/15/2025	Aa3		1,500,000	1,555,590
Indiana Municipal Power Agency, Series A, Revenue Bond, NATL	5.000%	1/1/2042	A1		1,000,000	985,820
Indianapolis Local Public Impt. Bond Bank, Waterworks Project, Series A, Revenue Bond, AGC	5.500%	1/1/2038	Aa3		1,000,000	1,070,100
La Porte County, G.O. Bond, FGRNA	5.200%	1/15/2018	A3		300,000	314,463
Noblesville, Sewage Works, Revenue Bond, AMBAC	5.000%	1/1/2024	A1		550,000	553,399
North Lawrence Community Schools Building Corp., Revenue Bond, AGM	5.000%	7/15/2020	Aa3		450,000	472,414
Plainfield, Series A, Revenue Bond	4.650%	1/1/2027	A	[3]	645,000	637,563
Shelbyville Central Renovation School Building Corp., Revenue Bond, NATL	5.000%	7/15/2018	Baa1		3,000,000	3,251,580

						11,357,030

IOWA - 2.1%

Indianola Community School District, G.O. Bond, FGRNA	5.200%	6/1/2021	A3		425,000	451,630
Iowa City Community School District, G.O. Bond, AGM	4.000%	6/1/2018	Aa1		425,000	434,737
Linn-Mar Community School District, Revenue Bond	4.625%	7/1/2029	A3		1,000,000	980,570
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aa1		995,000	1,048,193
Polk County, Series C, G.O. Bond	4.125%	6/1/2025	Aa1		2,075,000	2,102,743

						5,017,873

KANSAS - 2.7%

Johnson & Miami Counties Unified School District No. 230, G.O. Bond, FGRNA	4.000%	9/1/2022	A2		1,000,000	989,650

Investment Portfolio - March 31, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)

KANSAS (continued)

Miami County Unified School District No. 416 Louisburg, G.O Bond, NATL	5.000%	9/1/2018	Baa1		$2,000,000	$2,130,420
Scott County, G.O. Bond	4.750%	4/1/2040	A	[3]	1,000,000	990,520
Sedgwick County Unified School District No. 265, G.O. Bond, AGM	5.000%	10/1/2025	Aa3		1,090,000	1,163,956
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, AGM	4.200%	9/1/2020	Aa3		700,000	717,122
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, AGM	4.250%	9/1/2021	Aa3		580,000	591,229
Wyandotte County School District No. 204 Bonner Springs, Unrefunded Balance, Series A, G.O. Bond, AGM	5.375%	9/1/2015	Aa3		110,000	111,990

						6,694,887

KENTUCKY - 0.7%

Lexington-Fayette Urban County Government Public Facilities Corp., Revenue Bond, NATL	4.000%	10/1/2018	Aa3		1,655,000	1,720,108

LOUISIANA - 1.0%

Caddo Parish Parishwide School District, G.O. Bond, NATL	4.350%	3/1/2026	Aa3		660,000	669,907
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.375%	3/1/2027	Aa3		1,090,000	1,104,649
New Orleans, Sewage Service, Revenue Bond, FGIC	5.250%	6/1/2012	Ba2		300,000	300,048
Orleans Parish Parishwide School District, Series A, G.O. Bond, FGIC	5.125%	9/1/2016	WR	[2]	400,000	400,124

						2,474,728

MARYLAND - 1.6%

Anne Arundel County, Water & Sewer, G.O. Bond	4.125%	3/1/2024	Aa1		345,000	353,587
Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1		1,770,000	1,813,383
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa		1,000,000	1,013,430
Maryland State, State and Local Facilities, G.O. Bond	4.250%	8/1/2021	Aaa		750,000	791,625

						3,972,025

Investment Portfolio - March 31, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)

MASSACHUSETTS - 3.4%

Beverly, Municipal Purpose Loan, G.O. Bond	4.500%	1/15/2035	AA	[3]	$695,000	$685,854
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2021	Aa1		1,000,000	1,027,770
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2022	Aa1		410,000	419,204
Cambridge, Series A, G.O. Bond	4.000%	2/1/2026	Aaa		850,000	861,645
Cambridge, Series A, G.O. Bond	4.000%	2/1/2027	Aaa		850,000	858,067
Lowell, State Qualified, G.O. Bond, AMBAC	5.000%	2/1/2020	Aa3		500,000	532,755
Massachusetts State, Series C, G.O. Bond, AMBAC	5.750%	8/1/2010	Aa2		400,000	407,308
Massachusetts State, Series D, G.O. Bond	5.250%	10/1/2014	Aa2		1,000,000	1,148,250
Massachusetts Water Resources Authority, Series A, Revenue Bond, AGM	4.375%	8/1/2032	Aa2		2,000,000	1,944,840
Plymouth, Prerefunded, G.O. Bond, NATL	5.250%	10/15/2020	Aa2		100,000	103,657
Richmond, G.O. Bond, NATL	5.000%	4/15/2021	Aa3		400,000	406,552

						8,395,902

MICHIGAN - 4.1%

Bendle Public School District, School Building & Site, G.O. Bond, FGRNA	4.500%	5/1/2028	Aa3		640,000	619,194
Detroit City School District, School Building & Site Impt., Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa3		750,000	705,938
Detroit Sewer Disposal System, Series B, Revenue Bond, FGRNA	4.625%	7/1/2034	A3		1,500,000	1,325,265
Detroit Water Supply System, Revenue Bond, NATL	5.250%	7/1/2023	A3		2,000,000	2,011,460
Grand Rapids Public Schools, G.O. Bond, NATL	4.125%	5/1/2023	Aa3		1,200,000	1,177,584
Muskegon Public Schools, G.O. Bond, AGM	5.000%	5/1/2020	Aa3		1,000,000	1,036,600
Muskegon Water, Revenue Bond, AGM	4.750%	5/1/2019	Aa3		565,000	565,333
Saginaw City School District, School Building & Site, G.O. Bond, AGM	4.500%	5/1/2031	Aa3		1,695,000	1,630,149
Warren Woods Public Schools, School Building & Site, G.O. Bond, AGM	4.500%	5/1/2026	Aa3		1,015,000	1,010,361

						10,081,884

MINNESOTA - 2.3%

Brooklyn Center Independent School District No. 286, School Building, Series A, G.O. Bond, NATL	4.375%	2/1/2026	Aa2		1,105,000	1,123,442
Hennepin County, Series A, G.O. Bond	4.500%	12/1/2025	Aaa		1,500,000	1,560,135
Minnesota State, G.O. Bond	5.000%	8/1/2013	Aa1		2,000,000	2,243,800

Investment Portfolio - March 31, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)

MINNESOTA (continued)

Pine County, Series A, G.O. Bond, FGRNA	4.400%	2/1/2028	AAA	[3]	$555,000	$561,638
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa		175,000	203,284

						5,692,299

MISSISSIPPI - 0.2%

Biloxi Public School District, Prerefunded Balance, Revenue Bond, NATL	5.000%	4/1/2017	A3		500,000	522,055

MISSOURI - 1.4%

Columbia, Water & Electric, Series A, Revenue Bond	4.125%	10/1/2033	AA	[3]	995,000	931,887
Missouri State, Water Pollution Control, Series A, G.O. Bond	4.500%	12/1/2030	Aaa		2,375,000	2,447,889

						3,379,776

NEBRASKA - 1.9%

Omaha Metropolitan Utilities District, Series A, Revenue Bond, AGM	4.375%	12/1/2031	Aa3		2,640,000	2,590,896
Omaha Public Power District, Series AA, Revenue Bonds, FGRNA	4.500%	2/1/2034	Aa2		1,950,000	1,947,055

						4,537,951

NEVADA - 3.4%

Clark County, G.O. Bond, AGM	4.750%	6/1/2027	Aa1		3,000,000	3,046,290
Las Vegas Valley Water District, Water Impt., Series A, G.O. Bond, AGM	4.750%	6/1/2033	Aa2		1,500,000	1,483,290
Nevada State, Capital Impt., G.O. Bond	5.000%	6/1/2019	Aa2		2,040,000	2,215,909
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, Series A, G.O. Bond, FGRNA	5.000%	5/15/2028	Aa2		125,000	125,053
North Las Vegas, G.O. Bond, NATL	5.000%	5/1/2024	A1		1,500,000	1,539,465

						8,410,007

NEW HAMPSHIRE - 0.3%

New Hampshire Municipal Bond Bank, Series D, Revenue Bond	4.625%	7/15/2039	Aa2		835,000	838,390

Investment Portfolio - March 31, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)

NEW JERSEY - 2.6%

East Brunswick Township Board of Education, G.O. Bond, AGM	4.500%	11/1/2028	Aa2		$835,000	$851,491
East Brunswick Township Board of Education, G.O. Bond, AGM	4.500%	11/1/2029	Aa2		1,000,000	1,015,760
Hudson County, G.O. Bond, CIFG	4.250%	9/1/2021	A3		930,000	959,862
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond	3.700%	10/1/2018	Aaa		540,000	556,789
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Revenue Bond, AGM	4.250%	12/15/2022	Aa3		2,000,000	2,000,340
Sparta Township Board of Education, G.O. Bond, AGM	4.300%	2/15/2030	Aa2		1,000,000	983,150

						6,367,392

NEW MEXICO - 0.3%

New Mexico Finance Authority, Public Project Revolving Fund, Series A-1, Revenue Bond, NATL	3.250%	6/1/2013	Aa2		700,000	737,849

NEW YORK - 4.9%

Hampton Bays Union Free School District, G.O. Bond, AGM	4.375%	9/15/2029	Aa3		2,225,000	2,246,783
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa2		2,590,000	2,909,994
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series E, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa2		750,000	766,252
New York State Dormitory Authority, University of Rochester, Series E, Revenue Bond	4.000%	7/1/2022	Aa3		930,000	931,386
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2		1,000,000	985,840
New York State Urban Development Corp., Series B, Revenue Bond, NATL	5.000%	1/1/2019	WR	[2]	1,000,000	1,080,710
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa2		1,000,000	995,290

Investment Portfolio - March 31, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)

NEW YORK (continued)

Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA	[3]	$2,000,000	$1,993,260

						11,909,515

NORTH CAROLINA - 2.2%

Charlotte, Series B, Revenue Bond	4.625%	7/1/2039	Aa1		1,000,000	1,009,290
Mecklenburg County, Public Impt., Series A, G.O. Bond	4.125%	2/1/2022	Aaa		1,455,000	1,500,803
North Carolina Grant Anticipation, Revenue Bond, NATL	4.000%	3/1/2018	Aa3		1,355,000	1,425,704
North Carolina Municipal Power Agency No. 1 Catawba, Series A, Revenue Bond	5.000%	1/1/2030	A2		1,000,000	1,019,810
Wilson, Prerefunded Balance, G.O. Bond, AMBAC	5.100%	6/1/2019	A1		400,000	411,176

						5,366,783

NORTH DAKOTA - 0.8%

Fargo, Series A, G.O. Bond, NATL	4.700%	5/1/2030	Aa2		1,840,000	1,870,526

OHIO - 3.6%

Brookville Local School District, G.O. Bond, AGM	4.125%	12/1/2026	Aa3		660,000	645,559
Columbus City School District, Facilities Construction & Impt., G.O. Bond, AGM	4.375%	12/1/2032	Aa3		1,000,000	976,740
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa		1,000,000	1,132,530
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, NATL	5.000%	12/1/2022	A1		1,450,000	1,523,631
Newark City School District, G.O. Bond, FGRNA	4.250%	12/1/2027	A3		500,000	490,830
Ohio State Conservation Project, Series A, Prerefunded Balance, G.O. Bond	5.000%	3/1/2015	Aa2		1,000,000	1,132,920
Pickerington Local School District, School Facilities Construction & Impt., G.O. Bond, NATL	4.250%	12/1/2034	A1		2,500,000	2,436,425
Springfield City School District, Prerefunded Balance, G.O. Bond, FGIC	5.200%	12/1/2023	Baa1		325,000	354,868

						8,693,503

Investment Portfolio - March 31, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)

OKLAHOMA - 1.2%

Oklahoma City Water Utilities Trust, Series A, Revenue Bond	4.125%	7/1/2039	Aa2		$1,000,000	$964,520
Oklahoma City, G.O. Bond, NATL	4.250%	3/1/2023	Aa1		2,000,000	2,059,740

						3,024,260

OREGON - 2.3%

Metro, G.O. Bond	5.000%	6/1/2022	Aaa		3,000,000	3,311,310
Portland, Water Utility Impt., Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa2		550,000	554,939
Salem, Water & Sewer, Revenue Bond, AGM	5.000%	5/1/2014	Aa3		1,120,000	1,263,013
Washington County School District No. 15 Forest Grove, Prerefunded Balance, G.O. Bond, AGM	5.500%	6/15/2017	Aa2		500,000	529,295

						5,658,557

PENNSYLVANIA - 3.3%

Allegheny County, Series C-62B, G.O. Bond	5.000%	11/1/2029	A3		750,000	780,090
Erie Water Authority, Series 2006, Revenue Bond, AGM	5.000%	12/1/2036	AAA	[3]	1,000,000	1,026,160
Jenkintown School District, Series A, G.O. Bond, FGRNA	4.500%	5/15/2032	A	[3]	1,000,000	976,660
Lancaster School District, G.O. Bond, AGM	5.000%	6/1/2019	Aa3		1,200,000	1,316,748
Pennsylvania Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC	5.375%	7/15/2019	A1		530,000	567,381
Philadelphia, Water & Wastewater, Revenue Bond, NATL	5.600%	8/1/2018	A	[3]	20,000	23,049
Philadelphia, Water & Wastewater, Series A, Revenue Bond, AMRAG	5.000%	8/1/2021	Aa3		1,000,000	1,065,780
Plum Boro School District, Series A, G.O. Bond, FGRNA	4.500%	9/15/2030	A	[3]	855,000	848,203
Uniontown Area School District, G.O. Bond, AGM	4.350%	10/1/2034	Aa3		1,500,000	1,416,990

						8,021,061

RHODE ISLAND - 0.8%

Narragansett Bay Commission, Series A, Revenue Bond, NATL	5.000%	8/1/2035	Baa1		1,000,000	1,009,250

Investment Portfolio - March 31, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)

RHODE ISLAND (continued)

Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa1		$1,000,000	$948,940

						1,958,190

SOUTH CAROLINA - 3.8%

Beaufort County, G.O. Bond, NATL	4.250%	3/1/2024	Aa2		790,000	808,107
Charleston County, Transportation Sales Tax, G.O. Bond	5.000%	11/1/2017	Aa1		1,000,000	1,137,490
Lexington, Waterworks & Sewer System, Revenue Bond, AGC	5.000%	1/15/2039	Aa3		1,565,000	1,591,558
South Carolina Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	A1		2,000,000	1,942,240
South Carolina, State Institutional - South Carolina State University, Series D, G.O. Bond	4.250%	10/1/2026	Aaa		1,250,000	1,281,400
Spartanburg Sanitation Sewer District, Series B, Revenue Bond, NATL	5.000%	3/1/2032	A3		1,500,000	1,517,475
Sumter, Water Utility Impt., Revenue Bond, XLCA	4.500%	12/1/2032	A3		1,000,000	962,780

						9,241,050

TEXAS - 5.7%

Alamo Community College District, Series A, G.O. Bond, NATL	5.000%	8/15/2024	Aa1		1,020,000	1,089,717
Alvin Independent School District, G.O. Bond	4.375%	2/15/2024	Aaa		750,000	771,600
Canyon Independent School District, School Building, G.O. Bond	4.700%	2/15/2025	AAA	[3]	1,440,000	1,513,137
Clear Creek Independent School District, G.O. Bond, AGM	4.000%	2/15/2029	Aa3		2,340,000	2,200,676
Del Valle Independent School District, School Building, G.O. Bond	5.000%	6/15/2019	AAA	[3]	1,845,000	2,042,194
Fort Bend County, G.O. Bond, NATL	4.750%	3/1/2031	Aa2		1,000,000	1,020,640
Huntsville Independent School District, G.O. Bond	4.500%	2/15/2029	Aaa		1,220,000	1,232,176
McKinney, Waterworks & Sewer, Revenue Bond, FGRNA	4.750%	3/15/2024	Aa3		1,000,000	1,022,860
San Antonio, Water, Revenue Bond, FGRNA	4.375%	5/15/2029	Aa2		1,400,000	1,377,656
University of Texas, Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa		1,000,000	1,052,620

Investment Portfolio - March 31, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)

TEXAS (continued)

Waller Consolidated Independent School District, G.O. Bond	4.750%	2/15/2023	Aaa		$500,000	$504,695

						13,827,971

UTAH - 1.7%

Mountain Regional Water Special Service District, Revenue Bond, NATL	5.000%	12/15/2030	Baa1		1,240,000	1,190,462
Ogden, Water Utility Impt., Revenue Bond, AGM	4.500%	6/15/2038	Aa3		750,000	725,505
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa		1,100,000	1,206,942
St. George, Parks and Recreation, G.O. Bond, AMBAC	4.000%	8/1/2019	Aa3		795,000	816,393
Utah State Building Ownership Authority, Series C, Revenue Bond, AGM	5.500%	5/15/2011	Aa1		300,000	316,434

						4,255,736

VERMONT - 0.4%

Vermont State, Series D, G.O. Bond	4.500%	7/15/2025	Aaa		1,000,000	1,055,560

VIRGINIA - 3.0%

Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa		2,000,000	2,137,560
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa		1,500,000	1,528,425
Norfolk, Capital Impt., G.O. Bond, FGRNA	4.250%	10/1/2024	A1		2,500,000	2,537,350
Norfolk, Capital Impt., G.O. Bond, NATL	4.375%	3/1/2024	A1		685,000	700,241
Richmond, Series B, G.O. Bond, AGM	4.750%	7/15/2023	Aa3		400,000	413,736

						7,317,312

WASHINGTON - 4.8%

Franklin County, G.O. Bond, FGRNA	5.125%	12/1/2022	A	[3]	1,000,000	1,013,470
Grant County Public Utility District No. 2 Priest Rapids, Series A, Revenue Bond, NATL	5.000%	1/1/2043	Aa3		1,000,000	1,010,770
King County School District No. 411 Issaquah, Series A, G.O. Bond, AGM	5.250%	12/1/2018	Aa1		2,420,000	2,699,631
King County, Sewer Impt., G.O. Bond, FGRNA	5.000%	1/1/2035	Aa1		1,255,000	1,289,048

Investment Portfolio - March 31, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS (continued)

WASHINGTON (continued)

King County, Sewer Impt., Revenue Bond, AGM	5.000%	1/1/2024	Aa3		$1,460,000	$1,578,683
King County, Sewer Impt., Series A, Revenue Bond, NATL	4.500%	1/1/2032	Aa3		1,070,000	1,065,517
Seattle, Drain & Wastewater, Revenue Bond, NATL	4.375%	2/1/2026	Aa2		2,000,000	2,018,140
Washington State, Motor Vehicle Fuel Tax, Series B, G.O. Bond, AMBAC	5.000%	1/1/2025	Aa1		1,000,000	1,073,260

						11,748,519

WEST VIRGINIA - 0.3%

West Virginia State Water Development Authority, Series A, Revenue Bond, FGRNA.	4.250%	11/1/2026	A	[3]	820,000	802,764

WISCONSIN - 2.6%

Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	A	[3]	1,500,000	1,506,510
Eau Claire, Series B, G.O. Bond, NATL	4.000%	4/1/2015	Aa2		1,195,000	1,312,959
Madison, Water Utility Impt., Series A, Revenue Bond	4.250%	1/1/2030	Aa2		1,000,000	973,070
Oshkosh, Corporate Purposes, Series A, G.O. Bond, FGRNA	5.050%	12/1/2021	Aa3		450,000	478,017
Stoughton Area School District, G.O. Bond, FGRNA	4.875%	4/1/2016	A1		500,000	518,620
Wisconsin Public Power, Inc., Series A, Revenue Bond, AMBAC	5.000%	7/1/2035	A1		870,000	864,989
Wisconsin State, Transportation, Series A, Revenue Bond, AGM	5.000%	7/1/2025	Aa3		700,000	738,066

						6,392,231

WYOMING - 0.3%

Wyoming Municipal Power Agency, Series A, Revenue Bond	5.375%	1/1/2042	A2		710,000	726,877

TOTAL MUNICIPAL BONDS (Identified Cost $229,545,559)						233,908,023

Investment Portfolio - March 31, 2010 (unaudited)

Diversified Tax Exempt Series	Shares	Value

SHORT-TERM INVESTMENTS - 4.0%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $9,765,640)	9,765,640	$9,765,640

TOTAL INVESTMENTS - 99.5% (Identified Cost $239,311,199)		243,673,663
OTHER ASSETS, LESS LIABILITIES - 0.5% .		1,331,023

NET ASSETS - 100%		$245,004,686

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.) (formerly known as FSA (Financial Security Assurance, Inc.))

AMBAC (AMBAC Assurance Corp.)

AMRAG (AMBAC reinsured by AGC)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit rating has been withdrawn. As of March 31, 2010, there is no rating available.
[3]	Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies:

NATL - 33.4%; AGM - 20.5%.

Federal Tax Information:

On March 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$239,311,199
Unrealized appreciation	$6,141,628
Unrealized depreciation	(1,779,164)

Net unrealized appreciation	$4,362,464

Investment Portfolio - March 31, 2010 (unaudited)

Diversified Tax Exempt Series

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description:	3/31/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	233,908,023	—	233,908,023	—
Mutual funds	9,765,640	9,765,640	—	—
Other financial instruments**	—	—	—	—

Total	$243,673,663	$9,765,640	$233,908,023	$—

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or March 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2010 (unaudited)

High Yield Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS - 89.4%

Convertible Corporate Bonds - 1.3%
Industrials - 0.3%
Airlines - 0.3%
AirTran Holdings, Inc., 5.25%, 11/1/2016	CCC	[2]	$460,000	$492,775

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc., 6.00%, 5/1/2015	B	[2]	1,410,000	1,351,838

Total Convertible Corporate Bonds (Identified Cost $1,788,071)				1,844,613

Non-Convertible Corporate Bonds - 88.1%
Consumer Discretionary - 17.0%
Diversified Consumer Services - 1.0%
Affinion Group, Inc., 11.50%, 10/15/2015	Caa1		1,275,000	1,306,875

Hotels, Restaurants & Leisure - 5.2%
Scientific Games Corp.[3] , 7.875%, 6/15/2016	B1		1,450,000	1,468,125
Scientific Games International, Inc.[3] , 9.25%, 6/15/2019	B1		1,000,000	1,061,250
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	B2		1,700,000	1,827,500
Wyndham Worldwide Corp., 9.875%, 5/1/2014	Ba1		570,000	647,345
Wyndham Worldwide Corp., 6.00%, 12/1/2016	Ba1		1,400,000	1,386,902
Yonkers Racing Corp.[3] , 11.375%, 7/15/2016	B1		765,000	826,200

				7,217,322

Media - 9.2%
Cablevision Systems Corp.[3] , 8.625%, 9/15/2017	B1		2,450,000	2,590,875
Columbus International, Inc. (Barbados)[3] , 11.50%, 11/20/2014	B2		1,770,000	1,938,150
MDC Partners, Inc. (Canada)[3] , 11.00%, 11/1/2016	B2		955,000	1,032,594
Sirius XM Radio, Inc.[3] , 9.75%, 9/1/2015.	B1		820,000	885,600
UPC Germany GmbH (Germany)[3] , 8.125%, 12/1/2017	B1		650,000	670,312
UPC Germany GmbH (Germany)[3] , 8.125%, 12/1/2017	B1		525,000	733,914

Investment Portfolio - March 31, 2010 (unaudited)

High Yield Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
UPC Holding B.V. (Netherlands)[3] , 9.875%, 4/15/2018	B2	$1,205,000	$1,265,250
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	B1	935,000	960,713
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	B1	370,000	404,225
WMG Acquisition Corp.[3] , 9.50%, 6/15/2016	Ba2	1,105,000	1,180,969
XM Satellite Radio, Inc.[3] , 11.25%, 6/15/2013	B2	965,000	1,044,612

			12,707,214

Specialty Retail - 1.4%
Toys R Us Property Co. LLC[3] , 8.50%, 12/1/2017	Ba2	1,885,000	1,955,687

Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co., 8.625%, 4/1/2013	B2	200,000	276,885

Total Consumer Discretionary			23,463,983

Consumer Staples - 4.9%
Beverages - 2.9%
CEDC Finance Corp. International, Inc.[3] , 9.125%, 12/1/2016	B1	1,885,000	1,988,675
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba3	1,830,000	1,978,687

			3,967,362

Food & Staples Retailing - 0.5%
Ingles Markets, Inc., 8.875%, 5/15/2017	B1	640,000	668,800

Personal Products - 1.5%
Revlon Consumer Products Corp.[3] , 9.75%, 11/15/2015	B3	2,055,000	2,121,788

Total Consumer Staples			6,757,950

Energy - 18.1%
Energy Equipment & Services - 4.5%
Cie Generale de Geophysique - Veritas (France), 7.50%, 5/15/2015	Ba3	2,000,000	2,005,000
Complete Production Services, Inc., 8.00%, 12/15/2016	B1	1,305,000	1,291,950
Hornbeck Offshore Services, Inc., 8.00%, 9/1/2017	Ba3	1,840,000	1,840,000

Investment Portfolio - March 31, 2010 (unaudited)

High Yield Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Key Energy Services, Inc., 8.375%, 12/1/2014	B1	$1,150,000	$1,162,937

			6,299,887

Oil, Gas & Consumable Fuels - 13.6%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014	B2	920,000	885,500
Aquilex Holdings LLC - Aquilex Finance Corp.[3] , 11.125%, 12/15/2016	B3	1,185,000	1,273,875
Arch Coal, Inc.[3] , 8.75%, 8/1/2016	B1	725,000	766,688
Arch Western Finance LLC, 6.75%, 7/1/2013	B1	1,000,000	1,003,750
Chesapeake Energy Corp., 9.50%, 2/15/2015	Ba3	1,115,000	1,212,562
Chesapeake Energy Corp., 6.875%, 1/15/2016	Ba3	725,000	715,938
Coffeyville Resources LLC[3] , 9.00%, 4/1/2015	Ba3	670,000	681,725
Coffeyville Resources LLC[3] , 10.875%, 4/1/2017	B3	640,000	635,200
Crosstex Energy - Crosstex Energy Finance Corp.[3] , 8.875%, 2/15/2018	B3	1,330,000	1,371,562
Gibson Energy ULC - GEP Midstream Finance Corp. (Canada)[3] , 11.75%, 5/27/2014	Ba3	1,170,000	1,284,075
Martin Midstream Partners LP3 , 8.875%, 4/1/2018	B3	1,360,000	1,373,600
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC[3] , 8.875%, 3/15/2018	B1	970,000	991,825
Plains Exploration & Production Co., 8.625%, 10/15/2019	B1	1,965,000	2,082,900
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	B2	1,410,000	1,441,725
Tesoro Corp., 9.75%, 6/1/2019	Ba1	2,450,000	2,560,250
Whiting Petroleum Corp., 7.00%, 2/1/2014	B1	485,000	496,519

			18,777,694

Total Energy			25,077,581

Investment Portfolio - March 31, 2010 (unaudited)

High Yield Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 8.0%
Capital Markets - 1.0%
Goldman Sachs Capital II4 , 5.793%, 12/29/2049	Baa2		$1,650,000	$1,398,375

Consumer Finance - 3.0%
American Express Co.[4] , 6.80%, 9/1/2066	Baa2		2,940,000	2,866,500
Credit Acceptance Corp.[3] , 9.125%, 2/1/2017	B1		1,215,000	1,248,413

				4,114,913

Real Estate Investment Trusts (REITS) - 4.0%
DuPont Fabros Technology LP3 , 8.50%, 12/15/2017	Ba2		2,495,000	2,569,850
Felcor Lodging LP, 10.00%, 10/1/2014	B2		965,000	993,950
Host Hotels & Resorts LP, 6.875%, 11/1/2014	BB	[2]	665,000	671,650
Omega Healthcare Investors, Inc.[3] , 7.50%, 2/15/2020	Ba3		1,335,000	1,348,350

				5,583,800

Total Financials				11,097,088

Health Care - 8.9%
Biotechnology - 0.5%
Talecris Biotherapeutics Holdings Corp.[3] , 7.75%, 11/15/2016	B1		645,000	648,225

Health Care Equipment & Supplies - 3.7%
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	Ba3		965,000	1,006,012
Fresenius US Finance II, Inc.[3] , 9.00%, 7/15/2015	Ba1		270,000	301,050
Inverness Medical Innovations, Inc., 7.875%, 2/1/2016	B2		1,725,000	1,688,344
Inverness Medical Innovations, Inc., 9.00%, 5/15/2016	B3		2,138,000	2,180,760

				5,176,166

Health Care Providers & Services - 3.7%
BioScrip, Inc.[3] , 10.25%, 10/1/2015	B3		1,285,000	1,307,488
HCA, Inc.[3] , 7.875%, 2/15/2020	Ba3		1,855,000	1,941,953
Health Management Associates, Inc., 6.125%, 4/15/2016	BB	[2]	1,935,000	1,843,087

				5,092,528

Investment Portfolio - March 31, 2010 (unaudited)

High Yield Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Life Sciences Tools & Services - 1.0%
PharmaNet Development Group, Inc.[3] , 10.875%, 4/15/2017	B3	$1,350,000	$1,363,500

Total Health Care			12,280,419

Industrials - 12.8%
Aerospace & Defense - 0.7%
GeoEye, Inc.[3] , 9.625%, 10/1/2015	B1	945,000	966,262

Airlines - 2.8%
AirTran Airways, Inc.[5,6] , 10.41%, 4/1/2017	B1	1,396,741	1,312,937
Delta Air Lines, Inc.[3] , 9.50%, 9/15/2014	Ba2	2,420,000	2,544,025

			3,856,962

Building Products - 2.4%
Building Materials Corp. of America[3] , 7.50%, 3/15/2020	B3	645,000	643,387
Owens Corning, 9.00%, 6/15/2019	Ba1	940,000	1,107,703
USG Corp.[3] , 9.75%, 8/1/2014	B1	1,525,000	1,616,500

			3,367,590

Commercial Services & Supplies - 3.4%
ACCO Brands Corp.[3] , 10.625%, 3/15/2015	B2	910,000	994,175
Clean Harbors, Inc., 7.625%, 8/15/2016	Ba2	1,190,000	1,207,850
Corrections Corp. of America, 6.25%, 3/15/2013	Ba2	965,000	978,269
Corrections Corp. of America, 7.75%, 6/1/2017	Ba2	275,000	287,375
Garda World Security Corp. (Canada)[3] , 9.75%, 3/15/2017	B3	1,290,000	1,320,637

			4,788,306

Industrial Conglomerates - 1.5%
GE Capital Trust I4 , 6.375%, 11/15/2067	Aa3	2,250,000	2,100,938

Marine - 1.3%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[3] , 8.875%, 11/1/2017	Ba3	530,000	548,550
United Maritime Group LLC - United Maritime Group Finance Corp.[3] , 11.75%, 6/15/2015	B3	1,185,000	1,214,625

			1,763,175

Investment Portfolio - March 31, 2010 (unaudited)

High Yield Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail - 0.7%
RailAmerica, Inc., 9.25%, 7/1/2017	B1	$869,000	$926,571

Total Industrials			17,769,804

Information Technology - 1.9%
Communications Equipment - 1.9%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	B1	1,580,000	1,113,900
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	B1	1,450,000	1,489,875

Total Information Technology			2,603,775

Materials - 6.6%
Chemicals - 0.5%
Solutia, Inc., 7.875%, 3/15/2020	B2	645,000	653,063

Containers & Packaging - 2.5%
Ball Corp., 6.625%, 3/15/2018	Ba1	965,000	989,125
BWAY Corp.[3] , 10.00%, 4/15/2014	B3	1,860,000	1,999,500
Reynolds Group DL Escrow, Inc. - Reynolds Group Escrow LLC[3] , 7.75%, 10/15/2016	B1	450,000	462,375

			3,451,000

Metals & Mining - 2.1%
Essar Steel Algoma, Inc. (Canada)[3] , 9.375%, 3/15/2015	B3	1,585,000	1,600,850
Steel Dynamics, Inc., 7.75%, 4/15/2016	Ba2	1,300,000	1,358,500

			2,959,350

Paper & Forest Products - 1.5%
Georgia-Pacific LLC[3] , 8.25%, 5/1/2016	Ba2	1,000,000	1,090,000
Georgia-Pacific LLC[3] , 7.125%, 1/15/2017	Ba2	950,000	988,000

			2,078,000

Total Materials			9,141,413

Telecommunication Services - 7.7%
Diversified Telecommunication Services - 5.0%
Clearwire Communications LLC - Clearwire Finance, Inc.[3] , 12.00%, 12/1/2015	Caa1	1,000,000	1,017,500
Clearwire Communications LLC - Clearwire Finance, Inc.[3] , 12.00%, 12/1/2015	Caa1	655,000	668,100

Investment Portfolio - March 31, 2010 (unaudited)

High Yield Bond Series	Credit Rating[1]	Shares	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Intelsat Subsidiary Holding Co. Ltd. (Bermuda)[3] , 8.875%, 1/15/2015	B3	$1,955,000	$2,008,762
Telesat - Telesat LLC (Canada), 11.00%, 11/1/2015	Caa1	1,090,000	1,212,625
Wind Acquisition Finance S.A. (Luxembourg)[3] , 11.75%, 7/15/2017	B2	1,800,000	1,989,000

			6,895,987

Wireless Telecommunication Services - 2.7%
CC Holdings GS V LLC - Crown Castle GS III Corp.[3] , 7.75%, 5/1/2017	Baa3	470,000	512,300
NII Capital Corp.[3] , 8.875%, 12/15/2019	B1	1,845,000	1,909,575
SBA Telecommunications, Inc.[3] , 8.00%, 8/15/2016	Ba2	1,300,000	1,368,250

			3,790,125

Total Telecommunication Services			10,686,112

Utilities - 2.2%
Gas Utilities - 0.5%
Ferrellgas Partners LP3 , 9.125%, 10/1/2017	Ba3	645,000	675,638

Independent Power Producers & Energy Traders - 1.7%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	B3	1,450,000	1,301,375
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[3] , 10.875%, 6/1/2016	Ba3	945,000	1,006,425

			2,307,800

Total Utilities			2,983,438

Total Non-Convertible Corporate Bonds (Identified Cost $118,365,882)			121,861,563

TOTAL CORPORATE BONDS (Identified Cost $120,153,953)			123,706,176

PREFERRED STOCKS - 3.0%

Financials - 3.0%
Commercial Banks - 1.0%
Wells Fargo & Co., Series K	Ba1	1,335,000	1,395,075

Investment Portfolio - March 31, 2010 (unaudited)

High Yield Bond Series	Credit Rating[1]	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Diversified Financial Services - 2.0%
Bank of America Corp., Series K	Ba3	1,410,000	$1,438,665
JPMorgan Chase & Co., Series 1	Baa1	1,275,000	1,359,278

			2,797,943

TOTAL PREFERRED STOCKS (Identified Cost $3,817,167)			4,193,018

MUTUAL FUNDS - 3.7%

iShares iBoxx High Yield Corporate Bond Fund (Identified Cost $5,017,834)		58,390	5,159,924

SHORT-TERM INVESTMENTS - 3.4%

Dreyfus Cash Management, Inc. - Institutional Shares[7] , 0.07%, (Identified Cost $4,707,503)		4,707,503	4,707,503

TOTAL INVESTMENTS - 99.5% (Identified Cost $133,696,457)			137,766,621
OTHER ASSETS, LESS LIABILITIES - 0.5%			659,031

NET ASSETS - 100%			$138,425,652

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $67,015,816, or 48.4%, of the Series’ net assets as of March 31, 2010.

[4]	The coupon rate is floating and is the stated rate as of March 31, 2010.
[5]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 13, 2009 at a cost of $536,961 ($87.00 per share) and on December 2, 2009 at a cost of $686,000 ($88.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,312,937, or 0.9%, of the Series’ net assets as of March 31, 2010.

[6]	Security has been valued at fair value.
[7]	Rate shown is the current yield as of March 31, 2010.

Investment Portfolio - March 31, 2010 (unaudited)

High Yield Bond Series

Federal Tax Information:

On March 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$133,696,457
Unrealized appreciation	$4,244,223
Unrealized depreciation	(174,059)

Net unrealized appreciation	$4,070,164

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	3/31/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	4,193,018	—	4,193,018	—
Debt securities:
Corporate debt	121,861,563	—	120,548,626	1,312,937
Convertible corporate debt	1,844,613	—	1,844,613	—
Mutual funds	9,867,427	9,867,427	—	—
Other financial instruments**	—	—	—	—

Total	$137,766,621	$9,867,427	$126,586,257	$1,312,937

Investment Portfolio - March 31, 2010 (unaudited)

High Yield Bond Series

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Corporate Debt
Balance as of December 31, 2009 (market value)	$1,239,608
Accrued discounts/premiums	3,871
Change in unrealized appreciation/depreciation ***	69,458

Balance as of March 31, 2010 (market value)	$1,312,937

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument. As of March 31, 2010, the Series did not hold any derivative instruments.
***	The change in unrealized appreciation (depreciation) on securities still held at March 31, 2010 was $69,458.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2010 (unaudited)

Core Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS - 75.5%

Convertible Corporate Bonds - 2.3%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp., 2.00%, 4/15/2021	A3		$305,000	$326,731

Energy - 0.5%
Energy Equipment & Services - 0.5%
Schlumberger Ltd., Series B, 2.125%, 6/1/2023	A1		230,000	363,688

Health Care - 0.8%
Biotechnology - 0.7%
Amgen, Inc., 0.375%, 2/1/2013	A3		530,000	537,287

Health Care Equipment & Supplies - 0.1%
Medtronic, Inc., 1.625%, 4/15/2013	A1		120,000	126,900

Total Health Care				664,187

Information Technology - 0.6%
Computers & Peripherals - 0.6%
EMC Corp., 1.75%, 12/1/2013	A	[2]	395,000	493,750

Total Convertible Corporate Bonds (Identified Cost $1,844,710)				1,848,356

Non-Convertible Corporate Bonds - 73.2%
Consumer Discretionary - 9.6%
Hotels, Restaurants & Leisure - 1.5%
International Game Technology, 7.50%, 6/15/2019	Baa2		1,025,000	1,160,956

Media - 4.0%
Comcast Corp., 6.50%, 11/15/2035	Baa1		570,000	583,837
Comcast Corp., 6.95%, 8/15/2037	Baa1		665,000	719,409
DIRECTV Holdings LLC[3] , 5.20%, 3/15/2020	Baa3		775,000	762,993
Time Warner, Inc., 7.625%, 4/15/2031	Baa2		510,000	582,481
The Walt Disney Co., 5.50%, 3/15/2019	A2		500,000	542,960

				3,191,680

Multiline Retail - 0.9%
Target Corp., 6.00%, 1/15/2018	A2		670,000	750,117

Specialty Retail - 2.5%
The Home Depot, Inc., 5.40%, 3/1/2016	Baa1		1,065,000	1,150,837
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1		745,000	830,133

				1,980,970

Investment Portfolio - March 31, 2010 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.7%
VF Corp., 5.95%, 11/1/2017	A3	$485,000	$531,610

Total Consumer Discretionary			7,615,333

Consumer Staples - 4.7%
Beverages - 2.1%
The Coca-Cola Co., 5.35%, 11/15/2017	Aa3	680,000	748,098
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	730,000	904,144

			1,652,242

Food & Staples Retailing - 0.8%
The Kroger Co., 5.50%, 2/1/2013	Baa2	230,000	248,368
The Kroger Co., 6.15%, 1/15/2020	Baa2	335,000	363,662

			612,030

Food Products - 1.8%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	765,000	820,552
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	565,000	618,331

			1,438,883

Total Consumer Staples			3,703,155

Energy - 6.4%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	620,000	741,218
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa1	1,210,000	1,531,094

			2,272,312

Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	455,000	495,709
Anadarko Petroleum Corp., 6.95%, 6/15/2019	Baa3	500,000	565,194
Apache Corp., 6.90%, 9/15/2018	A3	630,000	737,130
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	Aa1	1,000,000	985,998

			2,784,031

Total Energy			5,056,343

Financials - 22.6%
Capital Markets - 5.4%
Goldman Sachs Capital I, 6.345%, 2/15/2034	A3	830,000	766,385

Investment Portfolio - March 31, 2010 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Goldman Sachs Capital II4 , 5.793%, 12/29/2049	Baa2	$1,285,000	$1,089,038
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1	690,000	730,075
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A3	665,000	611,861
Morgan Stanley, 5.55%, 4/27/2017	A2	1,077,000	1,101,490

			4,298,849

Commercial Banks - 6.6%
Household Finance Co., 6.375%, 11/27/2012	A3	95,000	104,044
HSBC Finance Corp., 7.00%, 5/15/2012	A3	1,025,000	1,117,793
KeyBank National Association, 5.45%, 3/3/2016	A3	790,000	776,757
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	1,110,000	1,189,275
PNC Bank National Association[5] , 5.25%, 1/15/2017	A2	880,000	899,349
USB Capital XIII Trust, 6.625%, 12/15/2039	A2	395,000	399,843
Wachovia Corp., 5.25%, 8/1/2014	A2	710,000	745,775

			5,232,836

Consumer Finance - 0.8%
American Express Co., 8.125%, 5/20/2019	A3	540,000	654,047

Diversified Financial Services - 3.2%
Bank of America Corp., 7.625%, 6/1/2019	A2	845,000	966,564
Citigroup, Inc., 8.50%, 5/22/2019	A3	690,000	805,359
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	700,000	772,489

			2,544,412

Insurance - 0.8%
American International Group, Inc., 4.25%, 5/15/2013	A3	660,000	647,844

Real Estate Investment Trusts (REITS) - 5.8%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	Baa1	720,000	765,330

Investment Portfolio - March 31, 2010 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Boston Properties LP, 5.875%, 10/15/2019	Baa2	$745,000	$773,387
Camden Property Trust, 5.70%, 5/15/2017	Baa1	780,000	767,029
HCP, Inc., 6.70%, 1/30/2018	Baa3	750,000	764,360
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	375,000	399,425
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	350,000	385,952
Simon Property Group LP, 10.35%, 4/1/2019	A3	590,000	741,846

			4,597,329

Total Financials			17,975,317

Health Care - 2.8%
Health Care Equipment & Supplies - 0.7%
Becton Dickinson and Co., 6.00%, 5/15/2039	A2	535,000	563,930

Pharmaceuticals - 2.1%
Abbott Laboratories, 5.60%, 11/30/2017	A1	675,000	743,150
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	Aa2	870,000	922,096

			1,665,246

Total Health Care			2,229,176

Industrials - 13.1%
Aerospace & Defense - 1.6%
The Boeing Co., 6.00%, 3/15/2019	A2	500,000	551,599
Honeywell International, Inc., 5.30%, 3/1/2018	A2	690,000	734,926

			1,286,525

Air Freight & Logistics - 1.2%
FedEx Corp., 8.00%, 1/15/2019	Baa2	790,000	967,313

Airlines - 1.2%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	910,000	944,549

Commercial Services & Supplies - 0.7%
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	505,000	585,388

Industrial Conglomerates - 4.3%
GE Capital Trust I4 , 6.375%, 11/15/2067	Aa3	1,145,000	1,069,144

Investment Portfolio - March 31, 2010 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	$350,000	$365,754
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2	740,000	782,905
General Electric Co., 5.25%, 12/6/2017	Aa2	370,000	388,074
Textron, Inc., 7.25%, 10/1/2019	Baa3	745,000	804,891

			3,410,768

Machinery - 2.2%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	660,000	762,966
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	242,699
John Deere Capital Corp., 5.75%, 9/10/2018	A2	700,000	764,540

			1,770,205

Road & Rail - 1.9%
CSX Corp., 6.00%, 10/1/2036	Baa3	730,000	725,202
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	705,000	753,884

			1,479,086

Total Industrials			10,443,834

Information Technology - 6.2%
Communications Equipment - 1.4%
Cisco Systems, Inc., 5.90%, 2/15/2039	A1	1,065,000	1,081,246

Computers & Peripherals - 3.1%
Dell, Inc., 5.875%, 6/15/2019	A2	1,055,000	1,141,667
Hewlett-Packard Co., 5.50%, 3/1/2018	A2	680,000	738,989
International Business Machines Corp., 5.60%, 11/30/2039	A1	599,000	604,156

			2,484,812

Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc., 6.20%, 3/15/2016	Baa1	610,000	666,047

Software - 0.9%
Oracle Corp., 5.00%, 7/8/2019	A2	700,000	732,687

Total Information Technology			4,964,792

Investment Portfolio - March 31, 2010 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 3.9%
Chemicals - 0.9%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	$670,000	$744,611

Metals & Mining - 1.9%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	660,000	606,428
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	810,000	926,069

			1,532,497

Paper & Forest Products - 1.1%
International Paper Co., 7.50%, 8/15/2021	Baa3	735,000	835,191

Total Materials			3,112,299

Telecommunication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Crown Castle Towers LLC[3] , 6.113%, 1/15/2020	A2	745,000	779,300

Utilities - 2.9%
Electric Utilities - 2.4%
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	580,000	618,449
Exelon Generation Co. LLC, 6.20%, 10/1/2017	A3	350,000	380,898
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	855,000	921,148

			1,920,495

Multi-Utilities - 0.5%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa3	335,000	383,595

Total Utilities			2,304,090

Total Non-Convertible Corporate Bonds (Identified Cost $54,412,917)			58,183,639

TOTAL CORPORATE BONDS (Identified Cost $56,257,627)			60,031,995

Investment Portfolio - March 31, 2010 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

PREFERRED STOCKS - 1.7%

Financials - 1.7%
Commercial Banks - 0.4%
PNC Financial Services Group, Inc., Series K5	Baa3	290,000	$300,242

Diversified Financial Services - 1.3%
JPMorgan Chase & Co., Series 1	Baa1	965,000	1,028,786

TOTAL PREFERRED STOCKS (Identified Cost $1,252,725)			1,329,028

ASSET-BACKED SECURITIES - 0.7%

Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.01%, 4/16/2012	Aaa	$50,000	51,509
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4, 5.21%, 3/17/2014	Aaa	40,000	41,853
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B4 , 1.98%, 4/15/2013	Aaa	50,000	51,120
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3] , 5.29%, 3/25/2016	Aaa	370,000	386,161

TOTAL ASSET-BACKED SECURITIES (Identified Cost $500,796)			530,643

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%

American Tower Trust, Series 2007-1A, Class AFX[3] , 5.42%, 4/15/2037	Aaa	400,000	423,000
Crown Castle Towers LLC, Series 2006-1A, Class AFX[3] , 5.245%, 11/15/2036	Aaa	115,000	121,325

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $532,495)			544,325

MUNICIPAL BONDS - 2.7%

City of Cincinnati, OH, Water Utility Improvements, Series B, Revenue Bond, 6.458%, 12/1/2034	Aa1	250,000	258,650
City of New York, NY, Public Improvements, G.O. Bond, 6.385%, 12/1/2029	Aa3	250,000	255,670

Investment Portfolio - March 31, 2010 (unaudited)

Core Bond Series	Credit Rating[1]		Principal Amount/ Shares	Value

MUNICIPAL BONDS (continued)

Dallas Area Rapid Transit, TX, Transit Improvements, Revenue Bond, 6.249%, 12/1/2034	Aa3		$100,000	$100,606
Illinois State Toll Highway Authority, Highway Improvements, Revenue Bond, 6.184%, 1/1/2034	Aa3		200,000	202,574
Metropolitan Transportation Authority, NY, Transit Improvements, Revenue Bond, 7.336%, 11/15/2039	AA	[2]	200,000	231,730
Nebraska Public Power District, Electric Light & Power Improvements, Series A, Revenue Bond, 7.399%, 1/1/2035	A1		100,000	104,826
New York City Municipal Water Finance Authority, Series EE, Revenue Bond, 6.491%, 6/15/2042	Aa3		250,000	251,840
State of California, School Improvements, G.O. Bond, 7.55%, 4/1/2039	Baa1		100,000	103,986
State of Wisconsin, Public Improvements, Series D, G.O. Bond, 5.90%, 5/1/2040	Aa3		250,000	252,255
University of Texas, Refunding Notes, Series B, Revenue Bond, 6.276%, 8/15/2041	Aaa		100,000	102,308
Utah Transit Authority, Transit Improvements, Series B, Revenue Bond, 5.937%, 6/15/2039	Aa3		200,000	207,774
Will Grundy Etc. Counties Community College District No. 525, IL, University & College Improvements, Series B, G.O. Bond, 7.00%, 1/1/2029	AA	[2]	100,000	107,564

TOTAL MUNICIPAL BONDS (Identified Cost $2,139,945)				2,179,783

MUTUAL FUNDS - 3.7%

iShares iBoxx Investment Grade Corporate Bond Fund
(Identified Cost $2,537,042)			27,760	2,935,065

U.S. GOVERNMENT AGENCIES - 11.7%

Other Agencies - 11.7%
Fannie Mae, 1.875%, 4/20/2012			$2,214,000	2,242,738
Fannie Mae, 1.75%, 8/10/2012			3,265,000	3,286,820

Investment Portfolio - March 31, 2010 (unaudited)

Core Bond Series	Principal Amount/ Shares	Value

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies (continued)
Federal Home Loan Bank, 4.50%, 11/15/2012	$545,000	$585,717
Federal Home Loan Bank, 3.375%, 2/27/2013	530,000	554,196
Freddie Mac, 1.75%, 6/15/2012	830,000	838,016
Freddie Mac, 5.50%, 8/20/2012	1,660,000	1,818,331

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $9,342,455)		9,325,818

SHORT-TERM INVESTMENTS - 2.1%

Dreyfus Cash Management, Inc. - Institutional Shares[6] , 0.07%,
(Identified Cost $1,709,792)	1,709,792	1,709,792

TOTAL INVESTMENTS - 98.8% (Identified Cost $74,272,877)		78,586,449
OTHER ASSETS, LESS LIABILITIES - 1.2%		949,001

NET ASSETS - 100%		$79,535,450

G.O. Bond - General Obligation Bond

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $2,472,779, or 3.1% of the Series’ net assets as of March 31, 2010.

[4]	The coupon rate is floating and is the stated rate as of March 31, 2010.
[5]	PNC Global Investment Servicing (U.S.) Inc. serves as sub-accountant and sub-transfer agent to the Series.
[6]	Rate shown is the current yield as of March 31, 2010.

Federal Tax Information:

On March 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$74,272,877
Unrealized appreciation	$4,483,140
Unrealized depreciation	(169,568)

Net unrealized appreciation	$4,313,572

Investment Portfolio - March 31, 2010 (unaudited)

Core Bond Series

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	3/31/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	1,329,028	—	1,329,028	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	9,325,818	—	9,325,818	—
States and political subdivisions (municipals)	2,179,783	—	2,179,783	—
Corporate debt	58,183,639	—	58,183,639	—
Convertible corporate debt	1,848,356	—	1,848,356	—
Asset backed securities	530,643	—	530,643	—
Commercial mortgage backed securities	544,325	—	544,325	—
Mutual funds	4,644,857	4,644,857	—	—
Other financial instruments**	—	—	—	—

Total	$78,586,449	$4,644,857	$73,941,592	$—

Investment Portfolio - March 31, 2010 (unaudited)

Core Bond Series

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument. As of March 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or March 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS - 73.8%

Convertible Corporate Bonds - 2.6%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp., 2.00%, 4/15/2021	A3		$1,680,000	$1,799,700

Energy - 0.5%
Energy Equipment & Services - 0.5%
Schlumberger Ltd., Series B, 2.125%, 6/1/2023	A1		1,230,000	1,944,938

Health Care - 0.9%
Biotechnology - 0.8%
Amgen, Inc., 0.375%, 2/1/2013	A3		3,270,000	3,314,962

Health Care Equipment & Supplies - 0.1%
Medtronic, Inc., 1.625%, 4/15/2013	A1		665,000	703,238

Total Health Care				4,018,200

Industrials - 0.3%
Airlines - 0.3%
AirTran Holdings, Inc., 5.25%, 11/1/2016	CCC	[2]	1,000,000	1,071,250

Information Technology - 0.5%
Computers & Peripherals - 0.5%
EMC Corp., 1.75%, 12/1/2013	A	[2]	1,685,000	2,106,250

Total Convertible Corporate Bonds (Identified Cost $10,687,190)				10,940,338

Non-Convertible Corporate Bonds - 71.2%
Consumer Discretionary - 11.5%
Diversified Consumer Services - 0.2%
Affinion Group, Inc., 11.50%, 10/15/2015	Caa1		850,000	871,250

Hotels, Restaurants & Leisure - 1.8%
International Game Technology, 7.50%, 6/15/2019	Baa2		3,320,000	3,760,365
Scientific Games International, Inc., 9.25%, 6/15/2019	B1		1,000,000	1,057,500
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	B2		1,000,000	1,075,000
Wyndham Worldwide Corp., 9.875%, 5/1/2014	Ba1		405,000	459,956
Wyndham Worldwide Corp., 6.00%, 12/1/2016	Ba1		800,000	792,515

Investment Portfolio - March 31, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure (continued)
Yonkers Racing Corp.[3] , 11.375%, 7/15/2016	B1	$470,000	$507,600

			7,652,936

Household Durables - 1.0%
Fortune Brands, Inc., 5.375%, 1/15/2016	Baa3	4,160,000	4,334,109

Media - 4.3%
Cablevision Systems Corp.[3] , 8.625%, 9/15/2017	B1	1,000,000	1,057,500
Columbus International, Inc. (Barbados)[3] , 11.50%, 11/20/2014	B2	900,000	985,500
Comcast Corp., 6.50%, 11/15/2035	Baa1	3,105,000	3,180,377
Comcast Corp., 6.95%, 8/15/2037	Baa1	1,855,000	2,006,772
DIRECTV Holdings LLC[3] , 5.20%, 3/15/2020	Baa3	4,160,000	4,095,549
Sirius XM Radio, Inc.[3] , 9.75%, 9/1/2015	B1	1,125,000	1,215,000
Time Warner, Inc., 7.625%, 4/15/2031	Baa2	2,725,000	3,112,277
UPC Germany GmbH (Germany)[3] , 8.125%, 12/1/2017	B1	600,000	838,759
UPC Holding B.V. (Netherlands)[3] , 9.875%, 4/15/2018	B2	1,000,000	1,050,000
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	B1	770,000	841,225

			18,382,959

Multiline Retail - 0.9%
Target Corp., 6.00%, 1/15/2018	A2	3,225,000	3,610,639

Specialty Retail - 2.4%
General Nutrition Centers, Inc., 10.75%, 3/15/2015	Caa2	1,000,000	1,020,000
The Home Depot, Inc., 5.40%, 3/1/2016	Baa1	4,065,000	4,392,631
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1	3,175,000	3,537,814
Toys R Us Property Co. LLC[3] , 8.50%, 12/1/2017	Ba2	920,000	954,500

			9,904,945

Textiles,Apparel & Luxury Goods - 0.9%
Levi Strauss & Co., 8.625%, 4/1/2013	B2	600,000	830,654

Investment Portfolio - March 31, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp., 5.95%, 11/1/2017	A3	$2,815,000	$3,085,530

			3,916,184

Total Consumer Discretionary			48,673,022

Consumer Staples - 3.7%
Beverages - 1.6%
CEDC Finance Corp. International, Inc.[3] , 9.125%, 12/1/2016	B1	1,215,000	1,281,825
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba3	1,205,000	1,302,906
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	3,330,000	4,124,382

			6,709,113

Food & Staples Retailing - 0.1%
Ingles Markets, Inc., 8.875%, 5/15/2017	B1	395,000	412,775

Food Products - 1.7%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	3,260,000	3,496,731
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	3,610,000	3,950,748

			7,447,479

Household Products - 0.0%**
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	27,412

Personal Products - 0.3%
Revlon Consumer Products Corp.[3] , 9.75%, 11/15/2015	B3	1,215,000	1,254,488

Total Consumer Staples			15,851,267

Energy - 6.2%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	3,771,841
Cie Generale de Geophysique - Veritas (France), 7.75%, 5/15/2017	Ba3	1,000,000	1,000,000
Hornbeck Offshore Services, Inc., 8.00%, 9/1/2017	Ba3	500,000	500,000
Key Energy Services, Inc., 8.375%, 12/1/2014	B1	1,000,000	1,011,250
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa1	3,050,000	3,859,369

			10,142,460

Investment Portfolio - March 31, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 3.8%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014	B2	$1,000,000	$962,500
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	1,875,000	2,042,758
Apache Corp., 6.90%, 9/15/2018	A3	2,275,000	2,661,857
Aquilex Holdings LLC - Aquilex Finance Corp.[3] , 11.125%, 12/15/2016	B3	740,000	795,500
Arch Western Finance LLC, 6.75%, 7/1/2013	B1	1,000,000	1,003,750
Chesapeake Energy Corp., 9.50%, 2/15/2015	Ba3	1,000,000	1,087,500
Coffeyville Resources LLC[3] , 9.00%, 4/1/2015	Ba3	415,000	422,263
Coffeyville Resources LLC[3] , 10.875%, 4/1/2017	B3	395,000	392,037
Crosstex Energy - Crosstex Energy Finance Corp.[3] , 8.875%, 2/15/2018	B3	1,000,000	1,031,250
Gibson Energy ULC - GEP Midstream Finance Corp. (Canada)[3] , 11.75%, 5/27/2014	Ba3	1,000,000	1,097,500
Martin Midstream Partners LP3 , 8.875%, 4/1/2018	B3	840,000	848,400
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC[3] , 8.875%, 3/15/2018	B1	605,000	618,612
Plains Exploration & Production Co., 8.625%, 10/15/2019	B1	1,000,000	1,060,000
Tesoro Corp., 9.75%, 6/1/2019	Ba1	1,250,000	1,306,250
Whiting Petroleum Corp., 7.00%, 2/1/2014	B1	1,000,000	1,023,750

			16,353,927

Total Energy			26,496,387

Financials - 21.1%
Capital Markets - 3.5%
Goldman Sachs Capital I, 6.345%, 2/15/2034	A3	3,450,000	3,185,578
Goldman Sachs Capital II4 , 5.793%, 12/29/2049	Baa2	3,970,000	3,364,575
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1	3,385,000	3,581,601

Investment Portfolio - March 31, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A3	$1,145,000	$1,053,505
Morgan Stanley, 5.55%, 4/27/2017	A2	3,544,000	3,624,587

			14,809,846

Commercial Banks - 5.1%
Household Finance Co., 6.375%, 11/27/2012	A3	815,000	892,588
KeyBank National Association, 5.45%, 3/3/2016	A3	4,165,000	4,095,182
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	4,605,000	4,933,884
PNC Bank National Association[5] , 5.25%, 1/15/2017	A2	5,640,000	5,764,007
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	85,000	90,505
USB Capital XIII Trust, 6.625%, 12/15/2039	A2	2,040,000	2,065,010
Wachovia Corp., 5.25%, 8/1/2014	A2	3,490,000	3,665,851

			21,507,027

Consumer Finance - 1.7%
American Express Co., 8.125%, 5/20/2019	A3	3,340,000	4,045,405
American Express Co.[4] , 6.80%, 9/1/2066	Baa2	3,445,000	3,358,875

			7,404,280

Diversified Financial Services - 4.0%
Bank of America Corp., 5.75%, 8/15/2016	A3	3,715,000	3,805,883
Bank of America Corp., 7.625%, 6/1/2019	A2	3,315,000	3,791,906
Citigroup, Inc., 8.50%, 5/22/2019	A3	4,000,000	4,668,744
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	4,300,000	4,745,291

			17,011,824

Insurance - 0.4%
American International Group, Inc., 4.25%, 5/15/2013	A3	1,840,000	1,806,111

Investment Portfolio - March 31, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 6.4%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	Baa1		$3,700,000	$3,932,948
Boston Properties LP, 5.875%, 10/15/2019	Baa2		3,830,000	3,975,938
Camden Property Trust, 5.70%, 5/15/2017	Baa1		4,025,000	3,958,064
Digital Realty Trust LP3 , 5.875%, 2/1/2020	Baa2		1,000,000	977,830
DuPont Fabros Technology LP3 , 8.50%, 12/15/2017	Ba2		1,475,000	1,519,250
HCP, Inc., 6.70%, 1/30/2018	Baa3		3,850,000	3,923,712
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2		1,930,000	2,055,707
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2		1,840,000	2,029,007
Omega Healthcare Investors, Inc.[3] , 7.50%, 2/15/2020	Ba3		1,000,000	1,010,000
Simon Property Group LP, 10.35%, 4/1/2019	A3		3,040,000	3,822,393

				27,204,849

Total Financials				89,743,937

Health Care - 3.8%
Biotechnology - 0.1%
Talecris Biotherapeutics Holdings Corp.[3] , 7.75%, 11/15/2016	B1		400,000	402,000

Health Care Equipment & Supplies - 1.6%
Becton Dickinson and Co., 6.00%, 5/15/2039	A2		3,350,000	3,531,148
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	Ba3		1,000,000	1,042,500
Inverness Medical Innovations, Inc., 9.00%, 5/15/2016	B3		2,000,000	2,040,000

				6,613,648

Health Care Providers & Services - 0.7%
BioScrip, Inc.[3] , 10.25%, 10/1/2015	B3		795,000	808,912
HCA, Inc.[3] , 8.50%, 4/15/2019	Ba3		1,000,000	1,075,625
Health Management Associates, Inc., 6.125%, 4/15/2016	BB	[2]	1,050,000	1,000,125

				2,884,662

Pharmaceuticals - 1.4%
Abbott Laboratories, 5.875%, 5/15/2016	A1		500,000	565,333

Investment Portfolio - March 31, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals (continued)
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	Aa2	$4,350,000	$4,610,482
PharmaNet Development Group, Inc.[3] , 10.875%, 4/15/2017	B3	825,000	833,250

			6,009,065

Total Health Care			15,909,375

Industrials - 12.7%
Aerospace & Defense - 0.8%
The Boeing Co., 6.00%, 3/15/2019	A2	3,085,000	3,403,366

Air Freight & Logistics - 0.1%
FedEx Corp., 8.00%, 1/15/2019	Baa2	435,000	532,634

Airlines - 1.4%
AirTran Airways, Inc.[6,7] , 10.41%, 4/1/2017	B1	608,475	571,966
Delta Air Lines, Inc.[3] , 9.50%, 9/15/2014	Ba2	1,000,000	1,051,250
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	3,925,000	4,074,017

			5,697,233

Building Products - 0.7%
Building Materials Corp. of America[3] , 7.50%, 3/15/2020	B3	400,000	399,000
Owens Corning, 9.00%, 6/15/2019	Ba1	1,095,000	1,290,356
USG Corp.[3] , 9.75%, 8/1/2014	B1	1,000,000	1,060,000

			2,749,356

Commercial Services & Supplies - 1.3%
Clean Harbors, Inc., 7.625%, 8/15/2016	Ba2	1,000,000	1,015,000
Garda World Security Corp. (Canada)[3] , 9.75%, 3/15/2017	B3	800,000	819,000
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	3,130,000	3,628,246

			5,462,246

Industrial Conglomerates - 3.7%
GE Capital Trust I4 , 6.375%, 11/15/2067	Aa3	3,545,000	3,310,143
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	2,150,000	2,246,776
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2	3,695,000	3,909,236
General Electric Co., 5.25%, 12/6/2017	Aa2	2,100,000	2,202,581

Investment Portfolio - March 31, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
Textron, Inc., 7.25%, 10/1/2019	Baa3	$3,790,000	$4,094,678

			15,763,414

Machinery - 2.2%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	3,385,000	3,913,090
John Deere Capital Corp., 5.50%, 4/13/2017	A2	1,240,000	1,337,541
John Deere Capital Corp., 5.75%, 9/10/2018	A2	3,795,000	4,144,899

			9,395,530

Marine - 0.3%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[3] , 8.875%, 11/1/2017	Ba3	615,000	636,525
United Maritime Group LLC - United Maritime Group Finance Corp.[3] , 11.75%, 6/15/2015	B3	740,000	758,500

			1,395,025

Road & Rail - 2.2%
CSX Corp., 6.00%, 10/1/2036	Baa3	4,530,000	4,500,229
RailAmerica, Inc., 9.25%, 7/1/2017	B1	800,000	853,000
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	3,675,000	3,929,821

			9,283,050

Total Industrials			53,681,854

Information Technology - 3.2%
Communications Equipment - 1.5%
Alcatel-Lucent USA, Inc., 6.50%, 1/15/2028	B1	1,000,000	702,500
Cisco Systems, Inc., 5.90%, 2/15/2039	A1	3,310,000	3,360,491
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	B1	1,000,000	1,027,500
Nokia Corp. (Finland), 5.375%, 5/15/2019	A2	1,000,000	1,053,284

			6,143,775

Computers & Peripherals - 0.7%
International Business Machines Corp., 5.60%, 11/30/2039	A1	2,981,000	3,006,657

Investment Portfolio - March 31, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc., 6.20%, 3/15/2016	Baa1	$3,915,000	$4,274,714

Total Information Technology			13,425,146

Materials - 4.1%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	3,435,000	3,817,518
Solutia, Inc., 7.875%, 3/15/2020	B2	400,000	405,000

			4,222,518

Containers & Packaging - 0.2%
BWAY Corp.[3] , 10.00%, 4/15/2014	B3	1,000,000	1,075,000

Metals & Mining - 1.8%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	2,185,000	2,007,646
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	3,692,843
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	1,000,000	1,024,133
Steel Dynamics, Inc., 7.75%, 4/15/2016	Ba2	805,000	841,225

			7,565,847

Paper & Forest Products - 1.1%
Georgia-Pacific LLC[3] , 8.25%, 5/1/2016	Ba2	1,100,000	1,199,000
International Paper Co., 7.50%, 8/15/2021	Baa3	3,000,000	3,408,942

			4,607,942

Total Materials			17,471,307

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 1.1%
Clearwire Communications LLC - Clearwire Finance, Inc.[3] , 12.00%, 12/1/2015	Caa1	410,000	417,175
Clearwire Communications LLC - Clearwire Finance, Inc.[3] , 12.00%, 12/1/2015	Caa1	760,000	775,200
Intelsat Subsidiary Holding Co. Ltd. (Bermuda)[3] , 8.875%, 1/15/2015	B3	1,210,000	1,243,275
Telesat - Telesat LLC (Canada), 11.00%, 11/1/2015	Caa1	1,000,000	1,112,500

Investment Portfolio - March 31, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Wind Acquisition Finance S.A. (Luxembourg)[3] , 11.75%, 7/15/2017	B2	$1,080,000	$1,193,400

			4,741,550

Wireless Telecommunication Services - 1.5%
CC Holdings GS V LLC - Crown Castle GS III Corp.[3] , 7.75%, 5/1/2017	Baa3	1,000,000	1,090,000
Crown Castle Towers LLC[3] , 6.113%, 1/15/2020	A2	4,070,000	4,257,383
NII Capital Corp.[3] , 10.00%, 8/15/2016	B1	1,000,000	1,095,000

			6,442,383

Total Telecommunication Services			11,183,933

Utilities - 2.3%
Electric Utilities - 1.9%
Allegheny Energy Supply Co. LLC[3] , 5.75%, 10/15/2019	Baa3	1,000,000	986,809
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	3,355,000	3,577,410
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	3,240,000	3,490,666

			8,054,885

Gas Utilities - 0.1%
Ferrellgas Partners LP3 , 9.125%, 10/1/2017	Ba3	415,000	434,713

Independent Power Producers & Energy Traders - 0.1%
Mirant Mid Atlantic Pass Through Trust, Series C, 10.06%, 12/30/2028	Ba1	487,147	523,683

Multi-Utilities - 0.2%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa3	770,000	881,695
DCP Midstream LLC, 7.875%, 8/16/2010	Baa2	30,000	30,771

			912,466

Total Utilities			9,925,747

Total Non-Convertible Corporate Bonds (Identified Cost $279,762,807)			302,361,975

TOTAL CORPORATE BONDS (Identified Cost $290,449,997)			313,302,313

Investment Portfolio - March 31, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Shares/ Principal Amount	Value

PREFERRED STOCKS - 2.8%

Financials - 2.8%
Commercial Banks - 1.2%
PNC Financial Services Group, Inc., Series K5	Baa3	1,850,000	$1,915,335
Wells Fargo & Co., Series K	Ba1	3,145,000	3,286,525

			5,201,860

Diversified Financial Services - 1.6%
Bank of America Corp., Series K	Ba3	3,350,000	3,418,106
JPMorgan Chase & Co., Series 1	Baa1	2,985,000	3,182,308

			6,600,414

TOTAL PREFERRED STOCKS (Identified Cost $10,894,930)			11,802,274

ASSET-BACKED SECURITIES - 0.9%

Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.01%, 4/16/2012	Aaa	$300,000	309,054
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4, 5.21%, 3/17/2014	Aaa	200,000	209,266
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B4 , 1.98%, 4/15/2013	Aaa	300,000	306,721
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3] , 5.29%, 3/25/2016	Aaa	2,585,000	2,697,906
SLM Student Loan Trust, Series 2002-4, Class A4[4] , 0.397%, 3/15/2017	Aaa	516,371	515,364

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,838,062)			4,038,311

FOREIGN GOVERNMENT BONDS - 0.6%

Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $2,644,306)	A2	2,000,000	2,602,285

MUNICIPAL BONDS - 1.8%

City of Mesa, AZ, Multiple Utility Improvements, Revenue Bond, 6.375%, 7/1/2033	A1	500,000	520,300

Investment Portfolio - March 31, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]		Principal Amount/ Shares	Value

MUNICIPAL BONDS (continued)

City of New York, NY, Public Improvements, G.O. Bond, 6.385%, 12/1/2029	Aa3		$1,000,000	1,022,680
Illinois State Toll Highway Authority, Highway Improvements, Revenue Bond, 6.184%, 1/1/2034	Aa3		1,000,000	1,012,870
Metropolitan Transportation Authority, NY, Transit Improvements, Revenue Bond, 7.336%, 11/15/2039	AA	[2]	1,000,000	1,158,650
Nebraska Public Power District, Electric Light & Power Improvements, Series A, Revenue Bond, 7.399%, 1/1/2035	A1		500,000	524,130
New Jersey Transportation Trust Fund Authority, Series B, Revenue Bond, 6.561%, 12/15/2040	A1		1,000,000	1,037,920
New York City Municipal Water Finance Authority, Series EE, Revenue Bond, 6.491%, 6/15/2042	Aa3		1,000,000	1,007,360
State of California, School Improvements, G.O. Bond, 7.55%, 4/1/2039	Baa1		500,000	519,930
Utah Transit Authority, Transit Improvements, Series B, Revenue Bond, 5.937%, 6/15/2039	Aa3		1,000,000	1,038,870

TOTAL MUNICIPAL BONDS (Identified Cost $7,715,791)				7,842,710

MUTUAL FUNDS - 6.8%

iShares iBoxx High Yield Corporate Bond Fund			111,270	9,832,930
iShares iBoxx Investment Grade Corporate Bond Fund			178,200	18,841,086
John Hancock Preferred Income Fund			10,500	192,885

TOTAL MUTUAL FUNDS (Identified Cost $24,093,033)				28,866,901

U.S. GOVERNMENT AGENCIES - 10.3%

Other Agencies - 10.3%
Fannie Mae, 1.875%, 4/20/2012			$2,570,000	2,603,359
Fannie Mae, 1.75%, 8/10/2012			2,611,000	2,628,449
Federal Home Loan Bank, 4.50%, 11/15/2012			655,000	703,936

Investment Portfolio - March 31, 2010 (unaudited)

Core Plus Bond Series	Principal Amount/ Shares	Value

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies (continued)
Federal Home Loan Bank, 3.375%, 2/27/2013	$640,000	$669,217
Freddie Mac, 1.75%, 6/15/2012	16,160,000	16,316,073
Freddie Mac, 5.50%, 8/20/2012	19,000,000	20,812,220

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $43,789,315)		43,733,254

SHORT-TERM INVESTMENTS - 1.6%

Dreyfus Cash Management, Inc. - Institutional Shares[8] , 0.07%, (Identified Cost $6,591,157)	6,591,157	6,591,157

TOTAL INVESTMENTS - 98.6% (Identified Cost $390,016,591)		418,779,205
OTHER ASSETS, LESS LIABILITIES - 1.4%		5,972,968

NET ASSETS - 100%		$424,752,173

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT MARCH 31, 2010:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Appreciation
4/23/2010	EUR2,000,000	$2,702,078	$2,701,372	$706

EUR - Euro currency

G.O. Bond - General Obligation Bond

**	Less than 0.1%
[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $46,262,286, or 10.9%, of the Series’ net assets as of March 31, 2010.

[4]	The coupon rate is floating and is the stated rate as of March 31, 2010.
[5]	PNC Global Investment Servicing (U.S.) Inc. serves as sub-accountant and sub-transfer agent to the Series.
[6]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on December 2, 2009 at a cost of $242,048 ($88.00 per share) and on March 5, 2010 at a cost of $315,915 ($94.75 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $571,966, or 0.1%, of the Series’ net assets as of March 31, 2010.

[7]	Security has been valued at fair value.
[8]	Rate shown is the current yield as of March 31, 2010.

Investment Portfolio - March 31, 2010 (unaudited)

Core Plus Bond Series

Federal Tax Information:

On March 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$390,016,591
Unrealized appreciation	$29,470,071
Unrealized depreciation	(707,457)

Net unrealized appreciation	$28,762,614

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	3/31/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	11,802,274	—	11,802,274	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	43,733,254	—	43,733,254	—
Foreign government bonds	2,602,285	—	2,602,285	—
States and political subdivisions (municipals)	7,842,710	—	7,842,710	—
Corporate debt	302,361,975	—	301,790,009	571,966
Convertible corporate debt	10,940,338	—	10,940,338	—
Asset backed securities	4,038,311	—	4,038,311	—
Mutual funds	35,458,058	35,458,058	—	—
Other financial instruments**	—	—	—	—

Total	$418,779,205	$35,458,058	$382,749,181	$571,966

Investment Portfolio - March 31, 2010 (unaudited)

Core Plus Bond Series

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Corporate Debt
Balance as of December 31, 2009 (market value)	$244,111
Accrued discounts/premiums	920
Change in unrealized appreciation/depreciation ***	11,020
Net purchases/sales	315,915

Balance as of March 31, 2010 (market value)	$571,966

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument. As of March 31, 2010, the Series did not hold any derivative instruments.
***	The change in unrealized appreciation (depreciation) on securities still held at March 31, 2010 was $11,020.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2010 (unaudited)

Real Estate Series	Shares	Value

COMMON STOCKS - 95.9%

Consumer Discretionary - 4.5%
Hotels, Restaurants & Leisure - 4.5%
Choice Hotels International, Inc.	61,460	$2,139,423
Hyatt Hotels Corp. - Class A*	34,690	1,351,522

Total Consumer Discretionary		3,490,945

Financials - 86.1%
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. - Class A*	46,600	738,610

REITS - Apartments - 20.5%
American Campus Communities, Inc.	71,210	1,969,669
Apartment Investment & Management Co. - Class A	131,000	2,411,710
AvalonBay Communities, Inc.	25,070	2,164,794
Camden Property Trust	49,710	2,069,427
Education Realty Trust, Inc.	137,547	789,520
Equity Residential	30,000	1,174,500
Home Properties, Inc.	43,540	2,037,672
Mid-America Apartment Communities, Inc.	20,430	1,058,070
UDR, Inc.	127,550	2,249,982

		15,925,344

REITS - Diversified - 6.6%
Digital Realty Trust, Inc.	42,940	2,327,348
DuPont Fabros Technology, Inc.	103,500	2,234,565
Lexington Realty Trust	92,600	602,826

		5,164,739

REITS - Health Care - 12.4%
HCP, Inc.	110,990	3,662,670
Health Care REIT, Inc.	42,020	1,900,564
Healthcare Realty Trust, Inc.	96,990	2,258,897
National Health Investors, Inc.	20,300	786,828
Omega Healthcare Investors, Inc.	52,230	1,017,963

		9,626,922

REITS - Hotels - 8.0%
DiamondRock Hospitality Co.*	79,410	802,835
Host Hotels & Resorts, Inc.	182,030	2,666,739
LaSalle Hotel Properties	47,540	1,107,682
Pebblebrook Hotel Trust*	77,320	1,626,040

		6,203,296

REITS - Manufactured Homes - 2.7%
Equity Lifestyle Properties, Inc.	39,030	2,102,937

REITS - Office Property - 17.4%
Alexandria Real Estate Equities, Inc.	15,920	1,076,192

Investment Portfolio - March 31, 2010 (unaudited)

Real Estate Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
REITS - Office Property (continued)
BioMed Realty Trust, Inc.	218,710	$3,617,463
Boston Properties, Inc.	32,120	2,423,133
Corporate Office Properties Trust	90,740	3,641,396
Douglas Emmett, Inc.	101,000	1,552,370
Mack-Cali Realty Corp.	33,400	1,177,350

		13,487,904

REITS - Regional Malls - 5.0%
Simon Property Group, Inc.	46,000	3,859,400

REITS - Shopping Centers - 6.9%
Acadia Realty Trust	64,750	1,156,435
Equity One, Inc.	59,000	1,114,510
Tanger Factory Outlet Centers	50,110	2,162,748
Westfield Group (Australia)	87,740	971,006

		5,404,699

REITS - Single Tenant - 5.7%
National Retail Properties, Inc.	93,700	2,139,171
Realty Income Corp.	73,920	2,268,605

		4,407,776

Total Financials		66,921,627

Telecommunication Services - 5.3%
Wireless Telecommunication Services - 5.3%
American Tower Corp. - Class A*	31,490	1,341,789
Crown Castle International Corp.*	35,040	1,339,579
SBA Communications Corp. - Class A*	39,020	1,407,452

Total Telecommunication Services		4,088,820

TOTAL COMMON STOCKS (Identified Cost $65,885,832)		74,501,392

MUTUAL FUNDS - 2.2%

iShares Dow Jones US Real Estate Index Fund (Identified Cost $1,487,605)	34,140	1,699,489

SHORT-TERM INVESTMENTS - 4.0%

Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.07% (Identified Cost $3,115,100)	3,115,100	3,115,100

Investment Portfolio - March 31, 2010 (unaudited)

Real Estate Series	Value

TOTAL INVESTMENTS - 102.1% (Identified Cost $70,488,537)	$79,315,981
LIABILITIES, LESS OTHER ASSETS - (2.1%)	(1,608,424)

NET ASSETS - 100%	$77,707,557

REITS - Real Estate Investment Trusts

*	Non-income producing security
[1]	Rate shown is the current yield as of March 31, 2010.

Federal Tax Information:

On March 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$70,488,537
Unrealized appreciation	$8,866,478
Unrealized depreciation	(39,034)

Net unrealized appreciation	$8,827,444

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	3/31/10	Level 1	Level 2	Level 3
Equity securities*	$74,501,392	$74,501,392	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	4,814,589	4,814,589	—	—
Other financial instruments**	—	—	—	—

Total	$79,315,981	$79,315,981	$—	$—

Investment Portfolio - March 31, 2010 (unaudited)

Real Estate Series

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument. As of March 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or March 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2010 (unaudited)

OhioTax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

OHIO MUNICIPAL SECURITIES - 96.5%

Akron, Various Purposes Impt., G.O. Bond	4.250%	12/1/2028	AA	[2]	$200,000	$193,230
American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond	5.250%	2/15/2023	A1		150,000	161,175
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	A2		25,000	27,154
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, AGM	4.500%	12/1/2029	Aa3		200,000	201,664
Brunswick, Limited Tax, Capital Impt., G.O. Bond	4.000%	12/1/2025	Aa3		100,000	96,956
Canal Winchester Local School District, G.O. Bond, AGM	4.250%	12/1/2027	Aa3		500,000	489,625
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	12/1/2025	A3		355,000	403,898
Cincinnati Water Systems, Series B, Revenue Bond, NATL	5.000%	12/1/2023	Aa2		600,000	650,724
Cleveland Heights & University Heights City School District, Library Impt., G.O. Bond	5.125%	12/1/2026	Aa3		200,000	207,230
Cleveland, Income Tax, Revenue Bond	5.250%	5/15/2024	AA	[2]	500,000	542,595
Cleveland, Water Utility Impt., Series O, Revenue Bond, NATL	5.000%	1/1/2037	Aa2		380,000	388,485
Columbus City School District, School Facilities Construction & Impt., G.O. Bond	4.500%	12/1/2029	Aa3		500,000	501,840
Columbus City School District, School Facilities Construction & Impt., G.O. Bond, AGM	4.250%	12/1/2032	Aa3		500,000	476,855
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa		250,000	283,132
Columbus, Sewer Impt., Series A, Revenue Bond	4.250%	6/1/2030	Aa2		250,000	247,215
Cuyahoga Falls, G.O. Bond, NATL	5.000%	12/1/2021	Aa3		750,000	807,720
Eaton Community City Schools, G.O. Bond, FGRNA	4.125%	12/1/2026	A1		500,000	482,135
Elyria City School District, G.O. Bond, XLCA	4.750%	12/1/2027	A3		100,000	101,145
Euclid, G.O. Bond, NATL	4.250%	12/1/2023	A1		465,000	473,691
Fairbanks Local School District, School Facilities Construction & Impt., G.O. Bond, AGM	4.500%	12/1/2028	Aa3		400,000	400,192
Fairborn School District, G.O. Bond, AGM	5.000%	12/1/2021	Aa3		400,000	435,364
Fairfield County, Building Impt., G.O. Bond	5.000%	12/1/2018	Aa3		250,000	265,360
Fairview Park City School District, G.O. Bond, NATL	5.000%	12/1/2029	A2		315,000	321,442

Investment Portfolio - March 31, 2010 (unaudited)

OhioTax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

OHIO MUNICIPAL SECURITIES (continued)

Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa		$500,000	$542,670
Geneva Area City School District, G.O. Bond, NATL	4.500%	12/1/2030	A2		120,000	120,881
Granville Exempt Village School District, G.O. Bond, AGM	4.375%	12/1/2031	Aa2		500,000	499,625
Greater Cleveland Regional Transit Authority, Capital Impt., G.O. Bond, FGRNA	4.125%	12/1/2023	Aa3		450,000	441,081
Greene County, Limited Tax, G.O. Bond	4.500%	12/1/2035	Aa3		250,000	247,282
Hamilton City School District, G.O. Bond, AGM	4.250%	12/1/2030	Aa3		500,000	496,710
Hamilton Electric System, Series A, Revenue Bond, AGC	4.125%	10/1/2024	Aa3		300,000	295,812
Hamilton Waterworks System, Series A, Revenue Bond, AGC	4.625%	10/15/2029	Aa3		100,000	100,189
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa3		200,000	214,506
Harrison, Various Purposes Impt., G.O. Bond, AGM	5.250%	12/1/2038	Aa3		275,000	288,368
Huber Heights City School District, G.O. Bond	5.000%	12/1/2036	Aa3		450,000	465,669
Indian Hill Exempt Village School District, G.O. Bond	4.375%	12/1/2022	Aaa		250,000	261,110
Indian Lake Local School District, School Facilities Construction & Impt., G.O. Bond, NATL	4.500%	12/1/2021	A2		235,000	243,730
Ironton City School District, G.O. Bond, NATL	4.250%	12/1/2028	Baa1		500,000	474,600
Kettering City School District, G.O. Bond, AGM	4.250%	12/1/2025	Aa3		750,000	755,078
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	WR	[3]	500,000	472,445
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, NATL	5.000%	12/1/2022	A1		250,000	262,695
Lorain City School District, Classroom Facilities Impt., Unrefunded Balance, G.O. Bond, NATL	4.750%	12/1/2025	Aa3		335,000	345,847
Lorain County, Sewer System Impt., G.O. Bond	5.000%	12/1/2039	Aa3		200,000	200,138
Mansfield, Limited Tax, Various Purposes Impt., G.O. Bond, AGC	5.500%	12/1/2029	Aa3		100,000	101,490
Marysville Exempt Village School District, G.O. Bond, AGM	5.000%	12/1/2023	Aa3		500,000	526,965

Investment Portfolio - March 31, 2010 (unaudited)

OhioTax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

OHIO MUNICIPAL SECURITIES (continued)

Marysville, Sewer & Wastewater, Revenue Bond, XLCA	4.750%	12/1/2046	Aa3		$180,000	$177,464
Maumee City School District, School Facilities Construction & Impt., G.O. Bond, AGM	4.600%	12/1/2031	Aa3		260,000	262,080
Maumee Public Impt., G.O. Bond, NATL	4.125%	12/1/2018	Aa3		375,000	394,624
Muskingum County, Limited Tax, Various Purposes Impt., G.O. Bond, AGC	4.300%	12/1/2028	Aa3		145,000	142,651
New Albany Plain Local School District, G.O. Bond, FGRNA	5.000%	12/1/2030	AA	[2]	140,000	140,846
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2		45,000	48,952
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2		85,000	92,466
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa2		95,000	103,344
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa2		185,000	186,806
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGRNA	5.000%	12/1/2029	Aa2		130,000	130,627
North Royalton, Various Purposes Impt., G.O. Bond	5.250%	12/1/2028	Aa3		1,025,000	1,104,766
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa		200,000	233,580
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa		40,000	45,101
Ohio State, Infrastructure Impt., Series A, Prerefunded Balance, G.O. Bond	5.000%	3/1/2017	Aa2		250,000	289,442
Ohio State, School Services, Series A, G.O. Bond	4.500%	9/15/2025	Aa2		700,000	714,098
Olentangy Local School District, Series A, G.O. Bond, AGM	4.500%	12/1/2032	Aa2		800,000	790,984
Orange City School District, G.O. Bond	4.500%	12/1/2023	Aaa		500,000	518,005
Painesville City School District, G.O. Bond, FGRNA	4.500%	12/1/2025	A2		170,000	171,630
Pickerington Local School District, G.O. Bond, NATL	4.300%	12/1/2024	Baa1		300,000	299,466
Pickerington Local School District, School Facilities Construction & Impt., G.O. Bond, NATL	4.250%	12/1/2034	A1		230,000	224,151
South Range Local School District, G.O. Bond, XLCA	4.500%	12/1/2035	A	[2]	125,000	120,385
South-Western City School District, Franklin & Pickway County, G.O. Bond, AGM	4.250%	12/1/2026	Aa3		600,000	594,312

Investment Portfolio - March 31, 2010 (unaudited)

OhioTax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount/ Shares	Value

OHIO MUNICIPAL SECURITIES (continued)

Sugarcreek Local School District, G.O. Bond, AGM	4.250%	12/1/2031	Aa3		$750,000	$712,222
Sylvania City School District, G.O. Bond, AGC	5.000%	12/1/2025	Aa3		270,000	286,510
Tallmadge City School District, School Facilities, G.O. Bond, AGM	5.000%	12/1/2031	AAA	[2]	200,000	208,482
Tecumseh Local School District, G.O. Bond, FGRNA	4.750%	12/1/2027	A3		195,000	197,348
Toledo, Capital Impt., G.O. Bond, AGC	4.000%	12/1/2024	Aa3		100,000	95,601
Toledo, Waterworks, Revenue Bond, NATL	5.000%	11/15/2023	A2		100,000	103,615
Trotwood-Madison City School District, G.O. Bond, AGM	4.250%	12/1/2022	Aa3		250,000	250,018
Troy, G.O. Bond	4.750%	12/1/2024	Aa2		250,000	259,567
Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond, AGM	5.250%	12/1/2016	Aa3		300,000	320,310
Vandalia Butler City School District, G.O. Bond	5.000%	12/1/2038	Aa3		500,000	519,775
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	WR	[3]	235,000	257,978
Washington Court House City School District, G.O. Bond, FGRNA	5.000%	12/1/2029	A3		500,000	511,095
Wood County, G.O. Bond	5.400%	12/1/2013	Aa3		20,000	20,054

TOTAL MUNICIPAL BONDS (Identified Cost $25,608,744)						26,044,073

SHORT-TERM INVESTMENTS - 5.4%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $1,462,583)					1,462,583	1,462,583

TOTAL INVESTMENTS - 101.9% (Identified Cost $27,071,327)						27,506,656
LIABILITIES, LESS OTHER ASSETS - (1.9%)						(499,680)

NET ASSETS - 100%						$27,006,976

Investment Portfolio - March 31, 2010 (unaudited)

OhioTax Exempt Series

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.) (formerly known as FSA (Financial Security Assurance, Inc.))

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]	Credit rating has been withdrawn. As of March 31, 2010, there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 28.9%; AGM - 28.5%.

Federal Tax Information:

On March 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$27,071,327
Unrealized appreciation	$566,158
Unrealized depreciation	(130,829)

Net unrealized appreciation	$435,329

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2010 (unaudited)

OhioTax Exempt Series

The following is a summary of the valuation levels used for major security types as of March 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description:	3/31/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	26,044,073	—	26,044,073	—
Mutual funds	1,462,583	1,462,583	—	—
Other financial instruments**	—	—	—	—

Total	$27,506,656	$1,462,583	$26,044,073	$—

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of March 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or March 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:	EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

May 28, 2010

/s/ Christine Glavin
Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

May 28, 2010